As filed with the Securities and Exchange Commission on December 8, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801
Seattle, WA 98101
(Address of principal executive offices) (Zip code)

J. Glenn Haber
601 Union Street, Suite 2801
Seattle, WA 98101
(Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Item 1. Report to Stockholders.

Semiannual Report RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS INCLUDES UNAUDITED FINANCIAL STATEMENTS September 30, 2006

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

COMMENTS FROM INVESTMENT ADVISOR	4

PORTFOLIO INVESTMENT RETURNS

Small / Mid Cap Equity Portfolio	6
Mid Cap Equity Portfolio	7
Core Equity Portfolio	8
Growth Equity Portfolio	9
Balanced Portfolio	10
Intermediate Fixed Income Portfolio	11

FUND EXPENSES	12

SCHEDULES OF INVESTMENTS

Small / Mid Cap Equity Portfolio	14
Mid Cap Equity Portfolio	17
Core Equity Portfolio	20
Growth Equity Portfolio	23
Balanced Portfolio	25
Intermediate Fixed Income Portfolio	29

STATEMENTS OF ASSETS AND LIABILITIES	32

STATEMENTS OF OPERATIONS	34

STATEMENTS OF CHANGES IN NET ASSETS	36

FINANCIAL HIGHLIGHTS	39

NOTES TO FINANCIAL STATEMENTS	49

DIRECTORY OF FUNDS’ SERVICE PROVIDERS	55

GENERAL INFORMATION	55

INDEX DESCRIPTIONS	56

601 Union Street, Suite 2801
Seattle, Washington 98101
800.248.6314
www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

This page is intentionally left blank.

LETTER TO SHAREHOLDERS

Dear Shareholders,

As Chairman of Rainier Investment Management Mutual Funds and a fellow shareholder, I’d like to express once again our appreciation for your valued investment in one of the six Portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the Semiannual Report, contains unaudited financial statements for the period ending September 30, 2006.

Also, you will find commentaries for each of the six Portfolios, which cover the last six months, followed by investment total returns. This report also contains financial statements detailing the expenses and holdings of the Portfolios.

Returns for the Rainier Portfolios investing in equities were mixed for the six months ending September 30, 2006. All of our equity funds except the Core Equity suffered losses, with the most difficulty experienced by the Small/Mid Cap Equity Portfolio. Smaller-capitalization companies in general have had a difficult time in the last couple of quarters, and once again we have witnessed a noticeable shift back to a multiyear pattern of so-called value stocks outperforming growth stocks. Our Portfolios with fixed-income investments faired better, with both the Balanced and Intermediate Fixed Income Portfolios generating positive returns. Please refer to pages 6 through 11 of this report for complete fund performance information.

The closure of the Small/Mid Cap Equity Portfolio to certain new investors has had the desired effect of slowing down asset growth to help protect existing shareholders. Also, the ongoing automation of our trading processes has given us greater access to market liquidity and also driven down trading costs significantly. Shareholders should also know that we renegotiated the fees with our major service providers and most of the Portfolios have experienced a reduction in total expenses as a result.

Thank you again for your confidence and investment in the Rainier Investment Management Mutual Funds.

Sincerely,

Chairman
Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible. Growth stocks are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.
Distributed by Quasar Distributors, LLC. (11/06)

COMMENTS FROM INVESTMENT ADVISOR

About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc.® (RIM), located in Seattle, Washington. RIM manages $10.1 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS

The six-month period ending September 30, 2006, marked a shift in both investor sentiment and apparent market leadership. After surging during the first four months of the year, stocks retreated in May and June in the wake of rising concerns regarding the impact of higher interest rates and energy prices. Economically sensitive and smaller-capitalization stocks, which had performed exceptionally well during the previous three years, were especially hard hit during this correction. What came into favor were income-oriented and blue-chip shares-as the end of September approached, the widely watched Dow Jones Industrial Average was within a whisker of an all-time high.

The rotation within the equity markets proved to be a challenge for us. Our equity funds lagged their benchmarks as our investments in sectors such as energy, basic materials and industrials came under pressure. The sell-off in energy, for example, which gained momentum as oil and gas prices retreated from elevated levels, culminated in September with the collapse of hedge fund manager Amaranth. Overly aggressive strategies at that firm backfired, forcing it to cease operations and alarming energy investors across the board. Yet even as the decline in energy stocks accelerated, the companies themselves were reaffirming a bullish outlook for their future revenue and earnings expectations. We believe that positive fundamentals for the sector are largely intact.

While we acknowledge the slowdown in the economy, we reject the view that entirely new leadership in the stock market has been established. Many blue-chip stocks that have done well in recent months benefited from a combination of solid fundamentals and their defensive characteristics. We are skeptical, however, that they will continue to lead the market in 2007. We still see compelling investment opportunities in economically sensitive shares-both large- and small-cap-and are not retreating into a defensive stance. Our view is predicated on the belief that economic growth will remain healthy and that the United States will avoid a recession. In fact, we would even go so far as to assert that with the recent rotation in the equity markets, defensive stocks have become expensive and many growth and cyclical shares have become undervalued.

While falling commodity prices and Treasury bond rates signal a slowdown, therein may lie the seeds of economic stabilization. Lower interest rates and commodity prices will likely ease the pressure on consumers and industry and lead to slower, albeit positive, growth. If this turns out to be the case, it would be similar to the 1985 and 1994-95 periods. These were years of economic slowdown and subsequent renewed growth. They were also very good times for stocks.

Daniel M. Brewer, CFA
Mark W. Broughton, CFA
Mark H. Dawson, CFA
James R. Margard, CFA
Peter M. Musser, CFA

FIXED-INCOME COMMENTS

The fixed-income market began redeeming itself during the six-month period ending September 30, 2006, exhibiting solid performance, particularly in the third quarter. Overall interest rates fell in all maturities longer than two years; however, rates experienced quite a wild ride, rising substantially during the second quarter before ending lower in the third quarter. Persistent inflation threats plagued the market late in the second quarter, pushing rates higher in anticipation of further rate hikes by the Federal Reserve. In fact, investors began wondering if the Fed was being aggressive enough to slow the economy in the face of high commodity prices and creeping inflation. By midsummer, when oil prices began to fall and the housing market showed signs of significant slowing, the Federal Reserve ceased its 17 consecutive rate increases and finally held the Fed Funds target rate steady at 5.25%. Following the announcement, sentiment in the bond market quickly shifted from ambiguity over further rate increases to an outright belief that the Fed would have to lower rates in late 2006 to early 2007 to stave off an ensuing recession. The yield curve continued to invert further with Fed Funds holding steady at 5.25% and the 10-year Treasury declining to 4.6%.

All sectors of the fixed-income market had strong absolute performance, with asset-backed securities topping the list with the best absolute and risk-adjusted performance. Our overweight in corporates, agencies and mortgage-backed securities were all positive contributors to performance.

We are becoming increasingly confident that the end to significantly higher rates is near; however, we believe the market’s recent decline in rates is a bit much too soon. More time will be needed to assess incoming economic data to see how severe the housing market correction will be and what implications that has for consumer spending and the effects on the rest of the economy, if any. Other fundamental indicators of the economy currently support moderate GDP growth. Employment remains solid, corporate profits, although decelerating recently, are strong, and the consumer has been surprisingly resilient in the face of higher energy prices and higher overall interest rates. In addition, core inflation (less food and energy) running above 2.5% remains above the Fed’s comfort zone of 2%. We think the near-term odds favor a longer-than-expected “pause” by the Fed, and maybe even one more rate hike.

Andrea L. Durbin, CFA
Michael E. Raney, CFA

PORTFOLIO INVESTMENT RETURNS

Small/Mid Cap Equity Portfolio

OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small- and medium-capitalization common stocks.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not reflect future performance)

TOTAL RETURNS
September 30, 2006	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity - Original Shares Inception Date 5/10/94	(7.04%)	9.18%	18.99%	14.91%	11.73%	14.57%
Small/Mid Cap Equity - Institutional Shares Inception Date 5/10/94	(6.89)	9.47	19.29	15.16	11.85	14.67
Russell 2500 ™Index	(3.85)	8.80	16.08	14.44	10.93	12.47
Russell 2000 ®Index	(4.61)	9.92	15.48	13.78	9.06	10.60
Consumer Price Index	1.55	2.06	3.09	2.62	2.55	2.61

* Average annualized returns. The performance figures include the performance of the Original Shares for periods prior to the effective date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. See page 56 for index descriptions.

Mid Cap Equity Portfolio

OBJECTIVE: The Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Investment Advisor constructs a diversified portfolio of medium-capitalization common stocks.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not reflect future performance)

TOTAL RETURNS
September 30, 2006	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Mid Cap Equity - Original Shares Inception Date 12/27/05	(0.87%)	n/a	n/a	n/a	n/a	10.60%
Mid Cap Equity - Institutional Shares Inception Date 12/27/05	(0.72)	n/a	n/a	n/a	n/a	10.83
Russell Midcap®Index	(0.52)	n/a	n/a	n/a	n/a	5.76
Russell Midcap Growth®Index	(3.85)	n/a	n/a	n/a	n/a	2.05
Consumer Price Index	1.55	n/a	n/a	n/a	n/a	3.05

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. See page 56 for index descriptions.

Portfolio Investment Returns, continued

Core Equity Portfolio

OBJECTIVE: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not reflect future performance)

TOTAL RETURNS
September 30, 2006	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Core Equity - Original Shares Inception Date5/10/94	2.14%	9.39%	13.31%	7.66%	9.07%	12.22%
Core Equity - Institutional Shares Inception Date5/10/94	2.32	9.69	13.62	7.90	9.19	12.32
S&P 500 Index®	4.14	10.79	12.30	6.97	8.59	11.21
Russell 1000®Index	3.31	10.25	12.79	7.64	8.75	11.31
Consumer Price Index	1.55	2.06	3.09	2.62	2.55	2.61

* Average annualized returns. The performance figures include the performance of the Original Shares for periods prior to the effective date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. See page 56 for index descriptions.

Growth Equity Portfolio

OBJECTIVE: The Growth Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in the common stock of U.S. growth companies.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not reflect future performance)

TOTAL RETURNS
September 30, 2006	6 Months	1 Year	3 Years*	5 Years*	Since Inception*
Growth Equity
Inception Date 6/15/00	(2.88%)	6.81%	11.50%	8.16%	(4.65%)
Russell 1000® Growth Index	(0.12)	6.04	8.35	4.42	(6.76)
S&P 500 Index	4.14	10.79	12.30	06.97	(0.13)
Consumer Price Index	1.55	2.06	3.09	02.62	2.66

* Average annualized returns.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. See page 56 for index descriptions.

Portfolio Investment Returns, continued

Balanced Portfolio

OBJECTIVE: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment-grade debt securities and cash equivalent securities.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not reflect future performance)

TOTAL RETURNS
September 30, 2006	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Balanced - Original Shares Inception Date5/10/94	2.47%	6.94%	8.76%	6.50%	7.83%	9.66%
Balanced - Institutional Shares Inception Date5/10/94	2.58	7.17	9.03	6.74	7.95	9.76
Balanced Index	3.82	7.93	8.39	6.05	7.75	9.37
S&P 500 Index®	4.14	10.79	12.30	6.97	8.59	11.21
Lehman U.S. Govt./Credit
Intermediate Bond Index	3.41	3.54	2.55	4.32	5.95	6.25
Consumer Price Index	1.55	2.06	3.09	2.62	2.55	2.61

* Average annualized returns. The performance figures include the performance of the Original Shares for periods prior to the effective date of the Institutional Shares, which was May 2, 2002. The Original Shares commenced on May 10, 1994, and they impose higher expenses than that of the Institutional Shares.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investment performance reflects fee reductions and/or recoupment. In the absence of such reductions, total returns would be reduced. In the absence of recoupment, total returns would be greater. See page 56 for index descriptions.

Intermediate Fixed Income Portfolio

OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment-grade debt securities providing current income. The Portfolio does not use risky derivative instruments.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not reflect future performance)

TOTAL RETURNS
September 30, 2006	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed Income Inception Date5/10/94	3.37%	3.25%	2.10%	3.86%	5.39%	5.61%
Lehman U.S. Govt./Credit Intermediate Bond Index	3.41	3.54	2.55	4.32	5.95	6.25
91-Day U.S. Treasury Bill Index	2.46	4.46	2.66	2.23	3.68	4.00
Consumer Price Index	1.55	2.06	3.09	2.62	2.55	2.61

* Average annualized returns.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. See page 56 for index descriptions.

FUND EXPENSES

Rainier Investment Management Mutual Funds
September 30, 2006 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/06 and held for the entire period from 4/1/06 to 9/30/06.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALL/MID CAP EQUITY PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/06)	$929.60	$931.10	$1,019.20	$1,020.46
Expenses Paid during Period*	$5.66	$4.45	$5.92	$4.66

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.17% for Original, 0.92% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

MID CAP EQUITY PORTFLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/06)	$991.30	$992.80	$1,018.30	$1,019.55
Expenses Paid during Period*	$6.74	$5.50	$6.83	$5.57

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.35% for Original, 1.10% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

CORE EQUITY PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/06)	$1,021.40	$1,023.20	$1,019.75	$1,021.01
Expenses Paid during Period*	$5.37	$4.11	$5.37	$4.10

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.06% for Original, 0.81% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

GROWTH EQUITY PORTFOLIO
Expenses Example
	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/06)	$1,000.00	$1,000.00
Ending Account Value (9/30/06)	$971.20	$1,019.10
Expenses Paid during Period*	$5.88	$6.02

*Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

BALANCED PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/06)	$1,024.70	$1,025.80	$1,019.60	$1,020.86
Expenses Paid during Period*	$5.53	$4.27	$5.52	$4.26

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.09% for Original, 0.84% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

INTERMEDIATE FIXED INCOME PORTFLIO
Expenses Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/06)	$1,000.00	$1,000.00
Ending Account Value (9/30/06)	$1,033.70	$1,022.31
Expenses Paid during Period*	$2.80	$2.79

*Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

SCHEDULES OF INVESTMENTS

Small/Mid Cap Equity Portfolio
Sector Representation as of 9/30/06 (Unaudited)
(% of Net Assets)

September 30, 2006 (Unaudited)

COMMON STOCKS
(98.5%)	Shares	Value
AUTOS AND TRANSPORTATION (2.4%)
CSX Corp.	946,500	$31,073,595
Skywest, Inc.	1,596,282	39,140,835
Wabtec Corp.	587,250	15,932,093
TOTAL AUTOS AND TRANSPORTATION		86,146,523

CONSUMER DISCRETIONARY AND SERVICES (15.1%)
Administaff, Inc.	480,550	16,194,535
aQuantive, Inc.*	871,900	20,594,278
Carter’s, Inc.*	1,003,400	26,479,726
Coach, Inc.*	1,168,100	40,182,640
GameStop Corp*	639,100	29,577,548
Genesco Inc.*	647,500	22,319,325
J.C. Penney Co., Inc.	477,200	32,635,708
Monster Worldwide, Inc.*	53,500	1,936,165
MSC Industrial Direct Co., Inc. Cl. A	751,850	30,630,369
Navigant Consulting, Inc.*	1,352,550	27,132,153
Nordstrom, Inc.	82,250	3,479,175
Orient-Express Hotels Ltd.	450,050	16,822,869
Penn National Gaming, Inc.*	842,037	30,751,191
Rollins, Inc.	779,350	16,452,078
Ruth’s Chris Steak House, Inc.*	774,904	14,583,693
Stamps.com Inc.*	1,119,681	21,341,120
Texas Roadhouse, Inc.*	1,109,306	13,622,278
Univision Communications Inc.*	835,198	28,680,699
Urban Outfitters, Inc.*	625,700	11,068,633
ValueClick, Inc.*	1,588,938	29,458,911
Volcom, Inc.*	600,410	13,533,241
WESCO International, Inc.*	879,000	51,008,370
WMS Industries Inc.*	857,650	25,051,957
World Fuel Services Corp.	383,600	15,516,620
TOTAL CONSUMER DISCRETIONARY AND SERVICES		539,053,282

CONSUMER STAPLES (1.9%)
Church & Dwight Co., Inc.	574,025	22,450,118
Fomento Economico Mexicano S.A. de C.V. - ADR	458,425	44,439,719
TOTAL CONSUMER STAPLES		66,889,837

See accompanying Notes to Financial Statements.

ENERGY (9.5%)
Arena Resources, Inc.*	467,497	$15,016,004
Berry Petroleum Co. - Cl. A	115,200	3,244,032
Cameron International Corp.*	261,650	12,640,311
Carrizo Oil & Gas, Inc.*	783,114	20,196,510
Diamond Offshore Drilling, Inc.	1,149,875	83,216,454
Dril-Quip, Inc.*	203,700	13,786,416
GMX Resources Inc.*	316,925	9,948,276
NATCO Group, Inc.*	502,640	14,476,032
National-Oilwell Varco, Inc.*	280,050	16,396,927
Noble Corp.	1,100,925	70,657,367
Noble Energy, Inc.	291,400	13,284,926
Petrohawk Energy Corp.*	1,607,061	16,681,293
Tetra Technologies, Inc.*	1,219,350	29,459,496
Warren Resources, Inc.*	1,830,795	22,299,083
TOTAL ENERGY		341,303,127

FINANCIAL SERVICES (22.8%)
Affiliated Managers Group, Inc.*	66,475	6,654,812
Alliance Data Systems Corp.*	906,550	50,032,494
Allied World Assurance Holdings, Ltd.*	238,250	9,625,300
Ameriprise Financial, Inc.	478,450	22,439,305
Arch Capital Group Ltd.*	1,063,610	67,528,599
Assurant, Inc.	951,000	50,792,910
BioMed Realty Trust, Inc.	917,402	27,833,977
CBL & Associates Properties, Inc.	389,675	16,331,279
East West Bancorp, Inc.	992,131	39,298,309
First Potomac Realty Trust	562,600	17,001,772
GFI Group, Inc.*	683,806	37,807,634
HealthExtras, Inc.*	823,528	23,314,078
Host Marriott Corp.	2,379,550	54,563,081
Investment Technology Group, Inc.*	620,150	27,751,712
Lazard Ltd. Cl. A	1,429,750	57,161,405
Northern Trust Corp.	1,008,850	58,947,106
SEI Investments Co.	143,043	8,037,586
Signature Bank*	682,126	21,098,157
Sotheby’s Holdings, Inc. Cl. A	2,080,550	67,076,932
Sunstone Hotel Investors, Inc.	1,939,977	57,656,116
Synovus Financial Corp.	698,050	20,501,729
Texas Capital Bancshares, Inc.*	402,548	7,535,699
W.R. Berkley Corp.	936,800	33,153,352
Williams Scotsman International, Inc.*	766,880	16,380,557
Zions Bancorp.	217,325	17,344,708
TOTAL FINANCIAL SERVICES		815,868,609

HEALTH CARE (13.6%)
ArthroCare Corp.*	740,107	34,681,414
Barr Pharmaceuticals, Inc.*	411,350	21,365,519
Cephalon, Inc.*	148,430	9,165,553
Cytyc Corp.*	1,878,850	45,994,248
Dexcom, Inc.*	640,455	7,128,264
Endo Pharmaceuticals Holdings Inc.*	1,749,246	56,937,957
Immucor, Inc.*	1,124,328	25,196,191
Integra LifeSciences Holdings Corp.*	835,213	31,303,783
Intuitive Surgical, Inc.*	347,850	36,680,783
Myriad Genetics, Inc.*	1,365,833	33,667,783
Nastech Pharmaceutical Co. Inc.*	719,741	10,983,248
Nektar Therapeutics*	812,181	11,703,528
Omnicare, Inc.	622,925	26,841,838
PDL Biopharma, Inc.*	1,494,710	28,698,432
Psychiatric Solutions, Inc.*	590,934	20,144,940
QIAGEN N.V.*	1,615,624	25,591,484
Shire Pharmaceuticals Group PLC - ADR	283,450	13,999,596
United Therapeutics Corp.*	546,949	28,736,700
Viasys Healthcare, Inc.*	690,050	18,796,962
TOTAL HEALTH CARE		487,618,223

MATERIALS AND PROCESSING (7.1%)
Airgas, Inc.	302,650	10,946,850
Oregon Steel Mills, Inc.*	538,150	26,299,391
Precision Castparts Corp.	1,352,700	85,436,532
RTI International Metals, Inc.*	1,137,475	49,571,161
Trammell Crow Co.*	1,202,641	43,908,423
Washington Group International, Inc.	661,684	38,946,720
TOTAL MATERIALS AND PROCESSING		255,109,077

OTHER (1.3%)
McDermott International, Inc.*	1,140,400	47,668,720
TOTAL OTHER		47,668,720

PRODUCER DURABLES (8.2%)
A.S.V., Inc.*	707,358	10,546,708
ASML Holding N.V. - ADR*	447,650	10,421,292
Emcore Corp.*	1,895,082	11,218,885
Esterline Technologies Corp.*	522,950	17,654,792
Flow International Corp.*	1,509,558	19,578,967
Herman Miller, Inc.	1,631,785	55,823,365
Joy Global, Inc.	1,931,657	72,649,620
Manitowoc Co., Inc.	458,150	20,520,538
Mattson Technology, Inc.*	2,165,366	17,972,538
Parker-Hannifin Corp.	131,650	10,233,154
Thomas & Betts Corp.*	971,150	46,333,567
TOTAL PRODUCER DURABLES		292,953,426

See accompanying Notes to Financial Statements.

Schedule of Investments—Small/Mid Cap Equity Portfolio, continued

TECHNOLOGY (13.7%)
AudioCodes Ltd.*	362,961	$3,408,204
Autodesk, Inc.*	1,155,950	40,203,941
Citrix Systems, Inc.*	1,026,700	37,176,807
Comverse Technology, Inc.*	1,100,794	23,601,023
Diodes, Inc.*	377,622	16,301,942
F5 Networks, Inc.*	564,200	30,308,824
FormFactor, Inc.*	539,366	22,723,489
Informatica Corp.*	2,317,542	31,495,396
Intersil Corp.	1,384,300	33,984,565
Marvell Technology Group Ltd.*	1,885,000	36,512,450
Microchip Technology, Inc.	332,300	10,773,166
MICROS Systems, Inc.*	673,777	32,961,171
Microsemi Corp.*	1,503,983	28,350,079
Network Appliance, Inc.*	407,400	15,077,874
Rockwell Automation, Inc.	755,650	43,903,265
Trident Microsystems, Inc.*	776,710	18,066,275
Trimble Navigation Ltd.*	418,952	19,724,260
Viasat, Inc.*	720,120	18,060,610
Witness Systems, Inc.*	1,481,427	25,969,415
TOTAL TECHNOLOGY		488,602,756

UTILITIES (2.9%)
El Paso Electric Co.*	1,222,550	27,311,767
NII Holdings, Inc.*	489,250	30,411,780
PPL Corp.	1,379,600	45,388,840
TOTAL UTILITIES		103,112,387

TOTAL COMMON STOCKS (COST $3,283,566,620)		$3,524,325,967

SHORT-TERM INVESTMENTS
(1.6%)	Principal Amount	Value
COMMERCIAL PAPER (1.6%)
Conoco Phillips
5.420%, 10/02/2006	$55,232,000	$55,223,685

VARIABLE-RATE DEMAND NOTES ** (0.0%)
Wisconsin Corp. Central Credit Union
4.994%, 12/31/2031	$256,134	$256,134

TOTAL SHORT-TERM INVESTMENTS (COST $55,479,819)		55,479,819

TOTAL INVESTMENTS IN SECURITIES (100.1%)
(COST$3,339,046,439)		$3,579,805,786

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		($3,294,602)

NET ASSETS (100.0%)		$3,576,511,184

ADR - American Depository Receipt.

*	Non-income producing security.

**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

Mid Cap Equity Portfolio

Sector Representation as of 9/30/06 (Unaudited)
(% of Net Assets)

September 30, 2006 (Unaudited)

COMMON STOCKS
(97.2%)	Shares	Value
AUTOS AND TRANSPORTATION (3.5%)
CSX Corp.	22,300	$732,109
Skywest, Inc.	21,200	519,824
Southwest Airlines Co.	36,575	609,339
Wabtec Corp.	13,700	371,681
TOTAL
AUTOS AND TRANSPORTATION		2,232,953

CONSUMER DISCRETIONARY AND SERVICES (13.1%)
Carter’s, Inc.*	18,925	499,431
Coach, Inc.*	23,700	815,280
GameStop Corp*	18,000	833,040
Hilton Hotels Corp.	32,825	914,176
J.C. Penney Co., Inc.	11,875	812,131
Kohl’s Corp.*	12,975	842,337
MSC Industrial Direct Co., Inc.	9,925	404,344
Nordstrom, Inc.	4,800	203,040
Penn National Gaming, Inc.*	19,900	726,748
Univision Communications, Inc.*	10,575	363,146
Urban Outfitters, Inc.*	31,700	560,773
WESCO International, Inc.*	17,550	1,018,427
World Fuel Services Corp.	9,200	372,140
TOTAL CONSUMER DISCRETIONARY AND SERVICES		8,365,013

CONSUMER STAPLES (3.0%)
Church & Dwight Co., Inc.	11,125	435,099
CVS Corp.	21,075	676,929
Fomento Economico Mexicano S.A. de C.V. - ADR	8,625	836,107
TOTAL CONSUMER STAPLES		1,948,135

ENERGY (8.8%)
Carrizo Oil & Gas, Inc.*	4,500	116,055
Diamond Offshore Drilling, Inc.	19,825	1,434,735
Dril-Quip, Inc.*	6,600	446,688
National-Oilwell Varco, Inc.*	3,850	225,417
Noble Corp.	20,475	1,314,086
Noble Energy, Inc.	8,250	376,118
Tetra Technologies, Inc.*	22,000	531,520
Transocean Inc.*	16,000	1,171,680
TOTAL ENERGY		5,616,299

See accompanying Notes to Financial Statements.

FINANCIAL SERVICES (23.2%)
ACE Limited	9,400	$514,462
Affiliated Managers Group, Inc.*	1,690	169,186
Alliance Data Systems Corp.*	16,275	898,217
Allied World Assurance Holdings, Ltd.*	16,450	664,580
Ameriprise Financial, Inc.	9,500	445,550
Arch Capital Group Ltd.*	14,825	941,239
Assurant, Inc.	17,825	952,033
Capital One Financial Corp.	6,350	499,491
Chubb Corp.	15,125	785,895
East West Bancorp, Inc.	17,825	706,048
Franklin Resources, Inc.	7,525	795,769
GFI Group, Inc.*	8,550	472,730
HealthExtras, Inc.*	15,650	443,052
Host Marriott Corp.	40,600	930,958
Investment Technology Group, Inc.*	9,300	416,175
Lazard Ltd. Cl. A	27,000	1,079,460
Northern Trust Corp.	21,650	1,265,010
SEI Investments Co.	6,075	341,354
Sotheby’s Holdings, Inc. Cl. A	29,475	950,274
Sunstone Hotel Investors, Inc.	19,900	591,428
Synovus Financial Corp.	8,300	243,771
W.R. Berkley Corp.	14,250	504,307
Zions Bancorp.	2,675	213,492
TOTAL FINANCIAL SERVICES		14,824,481

HEALTH CARE (12.5%)
Barr Pharmaceuticals, Inc.*	11,050	573,937
Caremark Rx, Inc.	8,150	461,860
Cytyc Corp.*	33,900	829,872
Endo Pharmaceuticals Holdings Inc.*	27,175	884,546
Genzyme Corp.*	9,425	635,905
Gilead Sciences, Inc.*	8,300	570,210
Intuitive Surgical, Inc.*	7,550	796,148
Omnicare, Inc.	14,800	637,732
Psychiatric Solutions, Inc.*	15,650	533,509
QIAGEN N.V.*	27,000	427,680
Shire Pharmaceuticals Group PLC - ADR	18,575	917,419
United Therapeutics Corp.*	13,200	693,528
TOTAL HEALTH CARE		7,962,346

MATERIALS AND PROCESSING (5.4%)
Precision Castparts Corp.	21,150	1,335,834
RTI International Metals, Inc.*	12,250	533,855
Trammell Crow Co.*	22,700	828,777
United States Steel Corp.	4,725	272,538
Washington Group International, Inc.	8,500	500,310
TOTAL MATERIALS AND PROCESSING		3,471,314

OTHER (1.7%)
McDermott International, Inc.*	25,612	1,070,582
TOTAL OTHER		1,070,582

PRODUCER DURABLES (7.2%)
ASML Holding N.V. - ADR*	22,725	529,038
Herman Miller, Inc.	29,325	1,003,208
Joy Global, Inc.	37,325	1,403,794
Lam Research Corp.*	6,425	291,245
Parker-Hannifin Corp.	6,825	530,507
Thomas & Betts Corp.*	17,075	814,648
TOTAL PRODUCER DURABLES		4,572,440

TECHNOLOGY (13.8%)
Adobe Systems Inc.*	10,375	388,544
Autodesk, Inc.*	22,575	785,158
Citrix Systems, Inc.*	22,050	798,430
Cognizant Technology Solutions Corp.*	6,300	466,578
Comverse Technology, Inc.*	24,500	525,280
F5 Networks, Inc.*	7,525	404,243
Intersil Corp.	20,350	499,592
Marvell Technology Group Ltd.*	34,900	676,013
Microchip Technology, Inc.	17,025	551,951
MICROS Systems, Inc.*	9,850	481,862
Microsemi Corp.*	26,200	493,870
Network Appliance, Inc.*	18,525	685,610
Riverbed Technology, Inc.*	45,000	877,500
Rockwell Automation, Inc.	13,075	759,658
Trimble Navigation Ltd.*	9,575	450,791
TOTAL TECHNOLOGY		8,845,080

UTILITIES (5.0%)
Dominion Resources, Inc.	8,525	652,077
El Paso Electric Co.*	18,025	402,678
NII Holdings, Inc.*	11,400	708,624
PPL Corp.	24,325	800,293
TXU Corp.	9,800	612,696
TOTAL UTILITIES		3,176,368

See accompanying Notes to Financial Statements.

TOTAL COMMON STOCKS (COST $60,015,465)		$62,085,011

SHORT-TERM INVESTMENTS
(2.5%)	Principal Amount	Value
COMMERCIAL PAPER (2.4%)
Conoco Phillips
5.420%, 10/02/2006	$1,565,000	$1,564,764

MONEY MARKET MUTUAL FUNDS (0.1%)
Fidelity Institutional Money Market
5.190%, 12/31/2031	51,441	$51,441

TOTAL SHORT-TERM INVESTMENTS (COST $1,616,205)		$1,616,205

TOTAL INVESTMENTS (99.7%) (COST $61,631,670)		$63,701,216

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		$178,897

NET ASSETS (100.0%)		$63,880,113

ADR - American Depository Receipt.

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Core Equity Portfolio

Sector Representation as of 9/30/06 (Unaudited)
(% of Net Assets)

September 30, 2006 (Unaudited)

COMMON STOCKS
(98.3%)	Shares	Value
CONSUMER DISCRETIONARY (10.9%)
Best Buy Co., Inc.	115,200	$6,170,112
Comcast Corp. Cl. A*	322,200	11,873,070
Hilton Hotels Corp.	247,275	6,886,609
Home Depot, Inc.	267,600	9,705,852
J.C. Penney Co., Inc.	119,500	8,172,605
Kohl’s Corp.*	180,250	11,701,830
News Corp.	403,350	7,925,827
Nordstrom, Inc.	18,734	792,448
Target Corp.	80,900	4,469,725
Univision Communications, Inc.*	53,600	1,840,624
TOTAL CONSUMER DISCRETIONARY		69,538,702

CONSUMER STAPLES (7.8%)
CVS Corp.	183,750	5,902,050
Fomento Economico Mexicano S.A. de C.V. - ADR	56,750	5,501,345
PepsiCo, Inc.	246,638	16,095,596
Procter & Gamble Co.	358,688	22,231,482
TOTAL CONSUMER STAPLES		49,730,473

ENERGY (9.3%)
Diamond Offshore Drilling, Inc.	135,700	9,820,609
Exxon Mobil Corp.	192,552	12,920,239
National-Oilwell Varco, Inc.*	49,100	2,874,805
Noble Energy, Inc.	55,844	2,545,928
Schlumberger Limited	190,250	11,801,208
Total SA - ADR	136,450	8,997,513
Transocean, Inc.*	147,500	10,801,425
TOTAL ENERGY		59,761,727

FINANCIALS (19.7%)
ACE Limited	114,050	6,241,957
American Express Co.	136,700	7,666,136
American International Group, Inc.	188,057	12,460,657
Assurant, Inc.	72,850	3,890,918
Bank of America Corp.	205,342	11,000,171
Capital One Financial Corp.	58,150	4,574,079
Chubb Corp.	186,250	9,677,550
Citigroup, Inc.	102,336	5,083,029
Franklin Resources, Inc.	90,800	9,602,100
Genworth Financial, Inc.	170,050	5,953,450
Goldman Sachs Group, Inc.	28,675	4,850,950
Host Hotels & Resorts, Inc.	146,150	3,351,220

See accompanying Notes to Financial Statements.

Lehman Brothers Holdings Inc.	65,550	$4,841,523
Merrill Lynch & Co., Inc.	41,850	3,273,507
Northern Trust Corp.	87,050	5,086,332
Prudential Financial, Inc.	160,900	12,268,625
Synovus Financial Corp.	92,300	2,710,851
W.R. Berkley Corp.	103,750	3,671,712
Wachovia Corp.	55,470	3,095,226
Wells Fargo & Co.	193,600	7,004,448
TOTAL FINANCIALS		126,304,441

HEALTH CARE (15.5%)
Aetna, Inc.	115,950	4,585,822
Amgen Inc.*	182,075	13,023,825
Caremark Rx, Inc.	66,600	3,774,222
Cytyc Corp.*	146,850	3,594,888
Eli Lilly & Co.	116,300	6,629,100
Genzyme Corp.*	56,000	3,778,320
Gilead Sciences, Inc.*	184,200	12,654,540
Johnson & Johnson	134,377	8,726,442
Medtronic, Inc.	95,450	4,432,698
Novartis AG - ADR	230,450	13,467,498
Omnicare, Inc.	55,300	2,382,877
Roche Holdings Ltd. AG - ADR	55,550	4,788,832
Shire Pharmaceuticals Group PLC - ADR	109,063	5,386,622
Wyeth	238,200	12,110,088
TOTAL HEALTH CARE		99,335,774

INDUSTRIALS (12.2%)
Boeing Co.	63,925	5,040,486
Caterpillar Inc.	54,350	3,576,230
CSX Corp.	147,250	4,834,217
FedEx Corp.	59,750	6,493,630
General Electric Co.	584,524	20,633,697
Honeywell International Inc.	79,400	3,247,460
Joy Global, Inc.	139,612	5,250,807
McDermott International, Inc.*	132,812	5,551,542
Precision Castparts Corp.	93,450	5,902,302
Rockwell Automation, Inc.	91,825	5,335,033
Southwest Airlines Co.	380,500	6,339,130
United Technologies Corp.	90,950	5,761,683
TOTAL INDUSTRIALS		77,966,217

INFORMATION TECHNOLOGY (18.0%)
Adobe Systems, Inc.*	157,898	5,913,280
Apple Computer, Inc.*	73,850	5,688,665
ASML Holding N.V. - ADR*	205,250	4,778,220
Autodesk, Inc.*	171,150	5,952,597
Cisco Systems, Inc.*	418,785	9,632,055
Citrix Systems, Inc.*	157,550	5,704,886
Comverse Technology, Inc.*	188,400	4,039,296
Corning, Inc.*	405,250	9,892,153
eBay, Inc.*	102,412	2,904,404
Google Inc. Cl. A*	13,700	5,506,030
Hewlett-Packard Co.	255,650	9,379,799
Intel Corp.	59,964	1,233,459
Intersil Corp.	115,900	2,845,345
Lam Research Corp.*	35,700	1,618,281
Marvell Technology Group Ltd.*	332,600	6,442,462
Microchip Technology, Inc.	87,500	2,836,750
Microsoft Corp.	300,686	8,217,748
Motorola, Inc.	155,350	3,883,750
QUALCOMM Inc.	94,485	3,434,530
SAP AG - ADR	83,000	4,108,500
Texas Instruments, Inc.	168,541	5,603,988
Yahoo!, Inc.*	234,700	5,933,216
TOTAL INFORMATION TECHNOLOGY		115,549,414

MATERIALS (2.0%)
Alcoa Inc.	193,815	5,434,573
Cemex S.A. de C.V. - ADR*	82,850	2,492,128
United States Steel Corp.	78,100	4,504,808
TOTAL MATERIALS		12,431,509

TELECOMMUNICATION SERVICES (1.5%)
America Movil
S.A. de C.V. - ADR	246,200	9,692,894
TOTAL TELECOMMUNICATION SERVICES		9,692,894

UTILITIES (1.4%)
Dominion Resources, Inc.	38,550	2,948,690
TXU Corp.	100,400	6,277,008
TOTAL UTILITIES		9,225,698

TOTAL COMMON STOCKS (cost $514,018,203)		$629,536,849

See accompanying Notes to Financial Statements.

Schedule of Investments—Core Equity Portfolio, continued

SHORT-TERM INVESTMENTS
(1.6%)	Principal Amount	Value
COMMERCIAL PAPER (1.6%)
Conoco Phillips
5.420%, 10/02/2006	$10,349,000	$10,347,442

VARIABLE-RATE DEMAND NOTES ** (0.0%)
Wisconsin Corp. Central Credit Union
4.994%, 12/31/2031	128,913	$128,913

TOTALSHORT-TERM INVESTMENTS (cost $10,476,355)		$10,476,355

TOTAL INVESTMENTS IN SECURITIES (99.9%)
(cost $524,494,558)		$640,013,204

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		$694,544

NET ASSETS (100.0%)		$640,707,748

ADR - American Depository Receipt.

*	Non-income producing security.

**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

Growth Equity Portfolio

Sector Representation as of 9/30/06 (Unaudited)
(% of Net Assets)

September 30, 2006 (Unaudited)

COMMON STOCKS
(97.6%)	Shares	Value
AUTOS AND TRANSPORTATION (3.8%)
C.H. Robinson Worldwide, Inc.	1,850	$82,473
CSX Corp.	6,875	225,706
FedEx Corp.	3,125	339,625
Southwest Airlines Co.	10,125	168,683
TOTAL AUTOS AND TRANSPORTATION		816,487

CONSUMER DISCRETIONARY AND SERVICES (17.3%)
Bare Escentuals, Inc.*	6,650	180,547
Best Buy Co., Inc.	3,675	196,833
Coach, Inc.*	6,050	208,120
Google, Inc. Cl. A*	2,050	823,895
Hilton Hotels Corp.	13,775	383,634
Kohl’s Corp.*	4,000	259,680
News Corp.	24,375	478,969
Nike, Inc.	4,825	422,766
Starbucks Corp.*	14,050	478,403
Yahoo!, Inc.*	11,150	281,872
TOTAL CONSUMER DISCRETIONARY AND SERVICES		3,714,719

CONSUMER STAPLES (3.6%)
PepsiCo, Inc.	5,750	375,245
Procter & Gamble Co.	6,250	387,375
TOTAL CONSUMER STAPLES		762,620

ENERG Y (4.7%)
Diamond Offshore Drilling, Inc.	4,100	296,717
Noble Corp.	3,650	234,257
Schlumberger Limited	7,725	479,182
TOTAL ENERGY		1,010,156

FINANCIAL SERVICES (12.2%)
Affiliated Managers Group, Inc.*	2,525	252,778
American Express Co.	6,600	370,128
Chicago Mercantile Exchange Holdings Inc.	370	176,952
Franklin Resources, Inc.	4,050	428,287
Goldman Sachs Group, Inc.	3,375	570,949
Investment Technology Group, Inc.*	3,225	144,319
Lazard Ltd Cl. A	4,925	196,902
Legg Mason, Inc.	1,725	173,983
Prudential Financial, Inc.	4,075	310,719
TOTAL FINANCIAL SERVICES		2,625,017

See accompanying Notes to Financial Statements.

Schedules of Investments, continued

HEALTH CARE (18.1%)
Alcon, Inc.*	2,225	$254,763
Amgen Inc.*	1,575	112,660
Caremark Rx, Inc.	4,475	253,598
Eli Lilly and Co.	3,300	188,100
Genentech, Inc.*	7,200	595,440
Genzyme Corp.*	4,950	333,976
Gilead Sciences, Inc.*	5,700	391,590
Intuitive Surgical, Inc.*	1,100	115,995
Johnson & Johnson	5,100	331,194
Medtronic, Inc.	4,025	186,921
Novartis AG - ADR	9,325	544,953
Roche Holdings Ltd. AG - ADR	2,500	215,519
Shire Pharmaceuticals Group PLC ADR - ADR	2,425	119,771
UnitedHealth Group Inc.	5,250	258,300
TOTAL HEALTH CARE		3,902,780

MATERIALS AND PROCESSING (3.7%)
Monsanto Co.	7,900	371,379
Precision Castparts Corp.	6,875	434,225
TOTAL MATERIALS AND PROCESSING		805,604

OTHER (3.6%)
General Electric Co.	11,850	418,305
Honeywell International Inc.	3,750	153,375
McDermott International, Inc.*	4,875	203,775
TOTAL OTHER		775,455

PRODUCER DURABLES (4.3%)
ASML Holding N.V. - ADR*	9,650	224,652
Boeing Co.	3,250	256,262
Caterpillar Inc.	5,325	350,385
United Technologies Corp.	1,625	102,944
TOTAL PRODUCER DURABLES		934,243

TECHNOLOGY (21.4%)
Adobe Systems Inc.*	9,325	349,221
Akamai Technologies, Inc.*	1,325	66,237
Apple Computer, Inc.*	6,150	473,734
Autodesk, Inc.*	6,875	239,112
Cisco Systems, Inc.*	21,875	503,125
Cognizant Technology
Solutions Corp.*	3,350	248,101
Corning Inc.*	14,175	346,012
Marvell Technology Group Ltd.*	18,650	361,251
Microsoft Corp.	15,175	414,733
Network Appliance, Inc.*	7,700	284,977
Oracle Corp.*	15,750	279,405
QUALCOMM, Inc.	9,375	340,781
Rockwell Automation, Inc.	2,150	124,915
SAP AG - ADR	5,375	266,062
Texas Instruments Inc.	9,175	305,069
TOTAL TECHNOLOGY		4,602,735

UTILITIES (4.9%)
America Movil S.A. de C.V. - ADR	6,025	237,204
Comcast Corp. Cl. A*	12,300	453,255
NII Holdings, Inc.*	5,825	362,082
TOTAL UTILITIES		1,052,541

TOTAL COMMON STOCKS (COST $19,700,170)		$21,002,357

SHORT-TERM INVESTMENTS
(2.3%)	Principal Amount	Value

COMMERCIAL PAPER (1.9%)
Conoco Phillips
5.420%, 10/02/2006	$409,000	$408,938

VARIABLE-RATE DEMAND NOTES ** (0.4%)
Wisconsin Corp. Central Credit Union
4.994%, 12/31/2031	86,049	$86,049

TOTAL SHORT-TERM INVESTMENTS (cost $494,987)		$494,987

TOTAL INVESTMENTS (99.9%) (cost $20,195,157)		$21,497,344

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		$29,596

NET ASSETS (100.0%)		$21,526,940

ADR - American Depository Receipt.

*	NON-INCOME PRODUCING SECURITY.

**	THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

See accompanying Notes to Financial Statements.

Balanced Portfolio

Asset Allocation as of 9/30/06 (Unaudited)
(% of Net Assets)

September 30, 2006 (Unaudited)

DEBT SECURITIES
(35.9%)	Principal Amount	Value
ASSET-BACKED SECURITIES (1.7%)
Citibank Credit Card
Series 2006-A4, 5.450%,
05/10/2013	1,425,000	$1,447,689
Citibank Credit Card Issuance Trust
3.100%, 03/10/2010	500,000	486,153

TOTAL ASSET-BACKED SECURITIES (COST $1,908,431)		$1,933,842

CORPORATE BONDS (18.6%)

FINANCE ( 15.1%)
ACE Limited
6.000%, 04/01/2007	550,000	551,269
AFLAC Inc.
6.500%, 04/15/2009	700,000	721,953
Allstate Life
4.500%, 05/29/2009	690,000	678,992
American Express Credit Corp.
3.000%, 05/16/2008	550,000	531,823
Ameriprise Financial, Inc.
5.350%, 11/15/2010	300,000	301,308
Citigroup Inc.
3.625%, 02/09/2009	100,000	96,833
4.125%, 02/22/2010	1,400,000	1,359,061
General Electric Capital Corp.
4.125%, 09/01/2009	1,650,000	1,610,549
4.250%, 06/15/2012	150,000	143,230
Goldman Sachs Group
5.700%, 09/01/2012	1,050,000	1,069,187
Hartford Life, Inc.
7.100%, 06/15/2007	830,000	839,691
International Lease Finance Corp.
4.750%, 02/15/2008	150,000	148,887
4.750%, 01/13/2012	2,000,000	1,945,462
Key Bank N.A.
6.500%, 10/15/2027	500,000	511,473
Lehman Brothers Holdings Inc.
4.250%, 01/27/2010	50,000	48,585
Merrill Lynch
4.250%, 02/08/2010	1,100,000	1,069,290
Morgan Stanley
4.250%, 05/15/2010	1,100,000	1,064,600
Northern Trust Corp.
5.300%, 08/29/2011	325,000	327,644
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,068,104
Reliastar Financial Corp.
6.500%, 11/15/2008	1,550,000	1,587,929
SLM Corp.
4.000%, 01/15/2010	600,000	578,524
5.665%, 07/26/2010	775,000	775,762
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	251,939
TOTAL FINANCE		17,282,095

See accompanying Notes to Financial Statements.

Schedules of Investments, continued

INDUSTRIALS (3.5%)
Amgen Inc.
4.000%, 11/18/2009	550,000	$533,546
Cisco Systems Inc 5.25 2/22/11
5.250%, 02/22/2011	350,000	351,814
Home Depot, Inc.
5.200%, 03/01/2011	1,000,000	1,002,877
John Deere Capital Corp.
4.500%, 08/22/2007	750,000	744,626
Target Corp.
5.875%, 07/15/2016	250,000	259,581
UnitedHealth Group Inc.
3.300%, 01/30/2008	1,100,000	1,069,226
TOTAL INDUSTRIALS		3,961,670

TOTAL CORPORATE BONDS (cost $21,512,740)		$21,243,765

MORTGAGE PASS-THROUGH SECURITIES (3.7%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%,
05/01/2019	489,855	472,762
Pool #G01779, 5.000%,
04/01/2035	646,284	622,988
		1,095,750
Federal National Mortgage Association
Pool #555872, 5.000%,
11/01/2018	385,689	380,164
Pool #725690, 6.000%,
08/01/2034	1,154,989	1,162,449
Pool #807942, 5.500%,
12/01/2034	792,656	782,676
Pool #735394, 6.500%,
02/01/2035	213,829	218,296
Pool #824940, 5.500%,
06/01/2035	574,530	566,487
		3,110,072
TOTAL MORTGAGE PASS - THROUGH SECURITIES (COST $4,229,130)		$4,205,822

U.S . GOVERNMENT AGENCY (7.5%)
Federal Home Loan Bank
3.375%, 02/15/2008	750,000	733,583
4.750%, 08/13/2010	200,000	198,720
5.625%, 06/13/2016	825,000	852,061
		1,784,364
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,500,000	1,569,236
5.750%, 01/15/2012	375,000	389,639
		1,958,875
Federal National Mortgage Association
4.625%, 06/01/2010	785,000	776,626
5.375%, 11/15/2011	1,650,000	1,687,250
4.750%, 02/21/2013	1,500,000	1,485,368
5.375%, 07/15/2016	375,000	386,723
5.240%, 08/07/2018	500,000	496,967
		4,832,934
TOTAL U.S. GOVERNMENT AGENCY (cost $8,551,473)		$8,576,173

U.S. TREASURY NOTES (4.4%)
5.625%, 05/15/2008	750,000	760,460
4.250%, 08/15/2013	1,750,000	1,713,633
4.250%, 11/15/2014	1,000,000	975,547
4.500%, 02/15/2016	1,600,000	1,584,438

TOTAL U.S. TREASURY NOTES (COST $5,048,093)		$5,034,078

TOTAL DEBT SECURITIES (COST $41,249,867)		$40,993,680

COMMON STOCKS
(63.3%)	Shares	Value

CONSUMER DISCRETIONARY (7.0%)
Best Buy Co., Inc.	13,350	$715,026
Comcast Corp. Cl. A*	39,100	1,440,835
Hilton Hotels Corp.	29,150	811,827
Home Depot, Inc.	30,250	1,097,167
J.C. Penney Co., Inc.	14,050	960,880
Kohl’s Corp.*	20,750	1,347,090
News Corp.	47,450	932,393
Target Corp.	9,150	505,538
Univision Communications, Inc.*	6,500	223,210
TOTAL
CONSUMER DISCRETIONARY		8,033,966

CONSUMER STAPLES (5.0%)
CVS Corp.	21,250	682,550
Fomento Economico
Mexicano S.A. de C.V. - ADR	6,500	630,110
PepsiCo, Inc.	28,374	1,851,687
Procter & Gamble Co.	41,299	2,559,712
TOTAL CONSUMER STAPLES		5,724,059

ENERGY (5.9%)
Diamond Offshore Drilling, Inc.	15,550	1,125,353
Exxon Mobil Corp.	22,256	1,493,378
National-Oilwell Varco, Inc.*	5,350	313,242
Noble Energy, Inc.	4,900	223,391
Schlumberger Limited	21,050	1,305,732

See accompanying Notes to Financial Statements.

Total SA - ADR	15,700	$1,035,258
Transocean, Inc.*	17,050	1,248,572
TOTAL ENERGY		6,744,926

FINANCIALS (12.6%)
ACE Limited	12,900	706,017
American Express	15,100	846,808
American International Group, Inc.	22,188	1,470,177
Assurant, Inc.	7,650	408,586
Bank of America Corp.	23,902	1,280,430
Capital One Financial Corp.	6,650	523,089
Chubb Corp.	21,750	1,130,130
Citigroup, Inc.	11,747	583,473
Franklin Resources, Inc.	10,625	1,123,594
Genworth Financial, Inc.	17,800	623,178
Goldman Sachs Group, Inc.	3,250	549,803
Host Hotels & Resorts, Inc.	16,900	387,517
Lehman Brothers Holdings Inc.	7,950	587,187
Merrill Lynch & Co., Inc.	4,750	371,545
Northern Trust Corp.	9,900	578,457
Prudential Financial, Inc.	18,150	1,383,938
Synovus Financial Corp.	8,650	254,051
W.R. Berkley Corp.	12,350	437,066
Wachovia Corp.	6,358	354,776
Wells Fargo & Co.	22,850	826,713
TOTAL FINANCIALS		14,426,535

HEALTH CARE (9.9%)
Aetna, Inc.	13,900	549,745
Amgen Inc.*	19,200	1,373,376
Caremark Rx, Inc.	6,850	388,189
Cytyc Corp.*	16,650	407,592
Eli Lilly & Co.	13,325	759,525
Genzyme Corp.*	6,400	431,808
Gilead Sciences, Inc.*	21,750	1,494,225
Johnson & Johnson	15,425	1,001,699
Medtronic, Inc.	11,250	522,450
Novartis AG - ADR	27,600	1,612,944
Omnicare, Inc.	5,050	217,605
Roche Holdings Ltd. AG - ADR	6,400	551,729
Shire Pharmaceuticals Group PLC - ADR	11,550	570,455
Wyeth	28,000	1,423,520
TOTAL HEALTH CARE		11,304,862

INDUSTRIALS (8.1%)
Boeing Co.	8,400	662,340
Caterpillar Inc.	6,550	430,990
CSX Corp.	16,400	538,412
FedEx Corp.	7,300	793,364
General Electric Co.	70,750	2,497,475
Honeywell International Inc.	8,250	337,425
Joy Global, Inc.	15,887	597,510
McDermott International, Inc.*	18,300	764,940
Precision Castparts Corp.	10,650	672,654
Rockwell Automation, Inc.	11,050	642,005
Southwest Airlines Co.	44,100	734,706
United Technologies Corp.	8,900	563,815
TOTAL INDUSTRIALS		9,235,636

INFORMATION TECHNOLOGY (11.7%)
Adobe Systems, Inc.*	17,950	672,227
Apple Computer, Inc.*	8,600	662,458
ASML Holding N.V. - ADR*	24,350	566,868
Autodesk, Inc.*	20,000	695,600
Cisco Systems, Inc.*	45,891	1,055,493
Citrix Systems, Inc.*	17,800	644,538
Comverse Technology, Inc.*	21,400	458,816
Corning, Inc.*	47,900	1,169,239
eBay, Inc.*	11,950	338,902
Google Inc. Cl. A*	1,675	673,182
Hewlett-Packard Co.	29,300	1,075,017
Intel Corp.	7,100	146,047
Intersil Corp.	11,750	288,462
Lam Research Corp.*	4,150	188,119
Marvell Technology Group Ltd.*	37,400	724,438
Microchip Technology, Inc.	10,000	324,200
Microsoft Corp.	34,850	952,451
Motorola, Inc.	18,800	470,000
QUALCOMM Inc.	10,950	398,033
SAP AG - ADR	9,800	485,100
Texas Instruments, Inc.	19,250	640,063
Yahoo!, Inc.*	27,850	704,048
TOTAL
INFORMATION TECHNOLOGY		13,333,301

MATERIALS (1.2%)
Alcoa Inc.	20,100	563,604
Cemex S.A. de C.V. - ADR	9,750	293,280
United States Steel Corp.	8,900	513,352
TOTAL MATERIALS		1,370,236

TELECOMMUNICATION SERVICES (1.0%)
America Movil S.A. de C.V. - ADR	29,850	1,175,194
TOTAL TELECOMMUNICATION SERVICES		1,175,194

See accompanying Notes to Financial Statements.

Schedule of Investments—Balanced Portfolio, continued

UTILITIES (0.9%)
Dominion Resources, Inc.	3,700	$283,013
TXU Corp.	10,900	681,468
TOTAL UTILITIES		964,481

TOTAL COMMON STOCKS (COST $56,892,693)		$72,313,196

SHORT-TERM INVESTMENTS
(0.5%)	Principal Amount	Value

COMMERCIAL PAPER (0.4%)
Conoco Phillips
5.420%, 10/02/2006	$494,000	$493,926

VARIABLE-RATE DEMAND NOTES ** (0.1%)
Wisconsin Corp. Central Credit Union
4.994%, 12/31/2031	116,220	$116,220

TOTAL SHORT-TERM INVESTMENTS (cost $610,146)		$610,146

TOTAL INVESTMENTS (99.7%) (cost $98,752,706)		$113,917,022

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		$340,341

NET ASSETS (100.0%)		$114,257,363

ADR - American Depository Receipt

*	Non-income producing security.

**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

Intermediate Fixed Income Portfolio

Sector Representation as of 9/30/06 (Unaudited)
(% of Net Assets)

September 30, 2006 (Unaudited)

DEBT SECURITIES
(96.9%)	Principal Amount	Value
ASSET-BACKED SECURITIES (5.0%)
Citibank Credit Card
Series 2006-A4,
5.450%, 05/10/2013	$1,750,000	$1,777,863
Citibank Credit Card Issuance Trust
3.100%, 03/10/2010	500,000	486,153
MBNA Credit Card Master Note
Series 2004-4A,
2.700%, 09/15/2009	500,000	493,626
TOTAL ASSET-BACKED SECURITIES (COST $2,730,173)		$2,757,642

CORPORATE BONDS (57.8%)

FINANCE (45.3%)
ACE Limited
6.000%, 04/01/2007	700,000	701,616
AFLAC Inc.
6.500%, 04/15/2009	1,650,000	1,701,746
Allstate Life
4.500%, 05/29/2009	625,000	615,029
American Express Credit Corp.
3.000%, 05/16/2008	1,350,000	1,305,382
Ameriprise Financial, Inc.
5.350%, 11/15/2010	300,000	301,308
Citigroup Inc.
3.625%, 02/09/2009	935,000	905,385
5.625%, 08/27/2012	1,100,000	1,121,413
Countrywide Home Loans
5.625%, 05/15/2007	750,000	750,956
3.250%, 05/21/2008	500,000	484,681
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,038,512
4.250%, 06/15/2012	1,350,000	1,289,072
Goldman Sachs Group
5.700%, 09/01/2012	1,325,000	1,349,212
International Lease Finance Corp.
4.750%, 02/15/2008	1,550,000	1,538,502
4.750%, 01/13/2012	1,325,000	1,288,869
Key Bank N.A.
6.500%, 10/15/2027	500,000	511,473
Lehman Brothers Holdings Inc.
4.250%, 01/27/2010	1,000,000	971,707
Merrill Lynch
4.250%, 02/08/2010	1,375,000	1,336,613
Morgan Stanley
4.250%, 05/15/2010	1,375,000	1,330,750
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,068,104
Reliastar Financial Corp.
6.500%, 11/15/2008	2,000,000	2,048,940
SLM Corp.
4.000%, 01/15/2010	1,150,000	1,108,838
5.665%, 07/26/2010	1,050,000	1,051,032
Wachovia Corp.
3.625%, 02/17/2009	900,000	869,758
Wells Fargo & Co
5.300%, 08/26/2011	250,000	251,938
TOTAL FINANCE		24,940,836

See accompanying Notes to Financial Statements.

INDUSTRIALS (12.5%)
Amgen Inc.
4.000%, 11/18/2009	650,000	$630,555
Catepillar Financial Services Corp.
4.500%, 06/15/2009	1,000,000	985,600
Cisco Systems, Inc.
5.250%, 02/22/2011	600,000	603,109
General Mills, Inc.
5.125%, 02/15/2007	750,000	749,149
Home Depot, Inc.
5.200%, 03/01/2011	1,175,000	1,178,380
John Deere Capital Corp.
4.500%, 08/22/2007	250,000	248,209
Target Corp.
5.875%, 07/15/2016	250,000	259,581
UnitedHealth Group Inc.
3.300%, 01/30/2008	1,275,000	1,239,331
Wellpoint, Inc.
5.000%, 01/15/2011	1,000,000	987,624
TOTAL INDUSTRIALS		6,881,538

TOTAL CORPORATE BONDS (cost $32,320,516)		$31,822,374

MORTGAGE PASS-THROUGH SECURITIES (7.2%)
Federal Home Loan Mortgage Corp.
Pool #B14728,
4.500%, 05/01/2019	369,258	356,373
Pool #G01779,
5.000%, 04/01/2035	491,026	473,327
		829,700
Federal National Mortgage Association
Pool #555872, 5.000%,
11/01/2018	291,073	286,903
Pool #725690, 6.000%,
08/01/2034	1,202,518	1,210,285
Pool #807942, 5.500%,
12/01/2034	597,110	589,592
Pool #735394, 6.500%,
02/01/2035	163,704	167,124
Pool #824940, 5.500%,
06/01/2035	402,783	397,145
Pool #735896, 6.000%,
09/01/2035	500,466	503,058
		3,154,107

TOTAL MORTGAGE PASS-THROUGH SECURITIES (cost $4,018,770)		$3,983,807

U.S. GOVERNMENT AGENCY (15.8%)
Federal Home Loan Bank
5.750%, 05/15/2008	250,000	252,934
4.000%, 11/13/2009	500,000	486,777
5.625%, 06/13/2016	1,250,000	1,291,001
		2,030,712
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,046,157
4.750%, 06/28/2012	1,250,000	1,240,016
5.750%, 01/15/2012	250,000	259,760
6.500%, 08/01/2036	291,087	296,544
		2,842,477
Federal National Mortgage Association
5.375%, 11/15/2011	1,200,000	1,227,091
4.625%, 06/01/2010	1,000,000	989,333
5.375%, 07/15/2016	250,000	257,815
5.240%, 08/07/2018	425,000	422,422
5.000%, 08/01/2035	968,787	930,943
		3,827,604
TOTAL U.S. GOVERNMENT AGENCY
(cost $8,626,127)		$8,700,793

U.S. TREASURY NOTES (11.1%)
5.625%, 05/15/2008	0	110
6.000%, 08/15/2009	150,000	155,643
3.625%, 01/15/2010	750,000	727,999
4.250%, 08/15/2013	1,250,000	1,224,024
4.750%, 05/15/2014	1,250,000	1,260,987
4.250%, 11/15/2014	1,500,000	1,463,320
4.500%, 02/15/2016	1,300,000	1,287,356

TOTAL U.S. TREASURY NOTES (cost $6,169,694)		$6,119,439

TOTAL DEBT SECURITIES (cost $53,865,280)		$53,384,055

See accompanying Notes to Financial Statements.

SHORT-TERM INVESTMENTS
(3.1%)	Principal Amount	Value
COMMERCIAL PAPER (2.9%)
Conoco Phillips
5.420%, 10/02/2006	$1,565,000	$1,564,764

VARIABLE-RATE DEMAND NOTES ** (0.2%)
Wisconsin Corp. Central Credit Union
4.994%, 12/31/2031	116,753	$116,753

TOTAL SHORT-TERM INVESTMENTS (cost $1,681,517)		$1,681,517

TOTAL INVESTMENTS (100.0%) (cost $55,546,797)		$55,065,572

LIABILITIES IN EXCESS OF OTHER ASSETS (0.00%)		$(8,870)

NET ASSETS (100.0%)		$55,056,792

**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

Rainier Investment Management Mutual Funds
September 30, 2006 (Unaudited)

	Small/Mid Cap Equity Portfolio	Mid Cap Equity Portfolio	Core Equity Portfolio

ASSETS
Investments in securities, at cost (Note 2)	$3,339,046,439	$61,631,670	$524,494,558
Investments in securities, at value (Note 2)	$3,579,805,786	$63,701,216	$640,013,204
Cash	-	-	-
Receivables
Investment securities sold	29,881,699	318,568	5,331,699
Dividends and interest	2,463,187	33,875	419,399
Fund shares sold	7,317,726	10,611,503	1,203,777
Due from Investment Advisor (Note 3)	-	-	-
Prepaid expenses	64,250	23,238	20,088
Total assets	3,619,532,648	74,688,400	646,988,167

LIABILITIES
Payables
Investment securities purchased	36,869,911	10,754,888	4,996,027
Fund shares redeemed	2,571,999	3,073	551,942
Distributions to shareholders	-	-	-
Due to Investment Advisor (Note 3)	2,462,164	37,299	385,106
Due under Distribution Plan -
Original Shares (Note 3)	507,106	3,394	83,338
Accrued expenses	469,708	7,782	114,415
Deferred Trustees Compensation (Note 3)	140,576	1,851	149,591
Total liabilities	43,021,464	10,808,287	6,280,419
Net assets	$3,576,511,184	$63,880,113	$640,707,748

COMPONENTS OF NET ASSETS
Paid-in capital	$3,190,976,936	$61,908,676	$483,084,325
Accumulated undistributed net investment income (loss)	(6,775,568)	(17,159)	2,764,949
Accumulated undistributed net realized gain (loss) on investments	151,550,469	(80,950)	39,339,828
Net unrealized appreciation (depreciation) on investments	240,759,347	2,069,546	115,518,646
Net assets	$3,576,511,184	$63,880,113	$640,707,748

Original Shares
Net assets applicable to shares outstanding	$2,498,290,824	$21,361,163	$414,524,596
Shares outstanding	71,129,844	644,248	14,494,141
Net asset value, offering and redemption price per share	$35.12	$33.16	$28.60
Institutional Shares
Net assets applicable to shares outstanding	$1,078,220,360	$42,518,950	$226,183,152
Shares outstanding	30,357,799	1,279,482	7,880,616
Net asset value, offering and redemption price per share	$35.52	$33.23	$28.70

See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
September 30, 2006 (Unaudited)

	Growth Equity Portfolio	Balanced Portfolio	Intermediate Fixed Income Portfolio

ASSETS
Investments in securities, at cost (Note 2)	$20,195,157	$98,752,706	$55,546,797
Investments in securities, at value (Note 2)	$21,497,344	$113,917,022	$55,065,572
Cash	-	-	49,977
Receivables
Investment securities sold	236,495	637,701	1,027,453
Dividends and interest	9,454	497,142	616,018
Fund shares sold	150,448	139,216	1,079,631
Due from Investment Advisor (Note 3)	4,673	-	7,800
Prepaid expenses	13,706	21,359	12,168
Total assets	21,912,120	115,212,440	57,858,619

LIABILITIES
Payables
Investment securities purchased	327,480	744,060	2,717,452
Fund shares redeemed	10,000	63,797	13,427
Distributions to shareholders	-	1,098	7,015
Due to Investment Advisor (Note 3)	12,703	66,630	21,862
Due under Distribution Plan -
Original Shares (Note 3)	4,234	19,217	4,372
Accrued expenses	15,525	26,027	17,059
Deferred Trustees Compensation (Note 3)	15,238	34,248	20,640
Total liabilities	385,180	955,077	2,801,827
Net assets	$21,526,940	$114,257,363	$55,056,792

COMPONENTS OF NET ASSETS
Paid-in capital	$23,213,478	$91,657,155	$56,258,611
Accumulated undistributed net investment income (loss)	(41,230)	(34,087)	(10,264)
Accumulated undistributed net realized gain (loss) on investments	(2,947,495)	7,469,979	(710,330)
Net unrealized appreciation (depreciation) on investments	1,302,187	15,164,316	(481,225)
Net assets	$21,526,940	$114,257,363	$55,056,792

Original Shares
Net assets applicable to shares outstanding	$21,526,940	$91,635,818	$55,056,792
Shares outstanding	1,162,623	5,020,785	4,461,875
Net asset value, offering and redemption price per share	$18.52	$18.25	$12.34
Institutional Shares
Net assets applicable to shares outstanding	-	$22,621,545	-
Shares outstanding	-	1,233,515	-
Net asset value, offering and redemption price per share	-	$18.34	-

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

Rainier Investment Management Mutual Funds
For the six-month period ending September 30, 2006 (Unaudited)

	Small/Mid Cap Equity Portfolio	Mid Cap Equity Portfolio	Core Equity Portfolio

INVESTMENT INCOME
Income
Dividends	$10,532,495	$92,909	$3,749,362
Interest	1,525,170	39,066	305,061
Total income	12,057,665	131,975	4,054,423

Expenses
Investment advisory fees (Note 3)	14,540,276	107,436	2,301,242
Distribution fees - Original Shares (Note 3)	3,062,857	10,100	506,876
Administration, fund accounting, transfer agent and custody fees (Note 3)	798,524	12,534	143,288
Reports to shareholders	95,065	307	7,782
Registration expense	61,158	15,041	20,807
Audit fees	47,234	2,651	8,043
Trustee fees	69,503	1,774	4,946
Legal fees	7,958	46	1,604
Miscellaneous expense	63,082	257	3,238
Total expenses	18,745,657	150,146	2,997,826
Less: fees waived and expenses absorbed (Note 3)	-	(1,012)	-
Plus expenses recouped	-	-	-
Net expenses	18,745,657	149,134	2,997,826
Net investment income (loss)	(6,687,992)	(17,159)	1,056,597

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	116,834,306	(124,094)	29,669,080
Net change in unrealized appreciation (depreciation) on investments	(373,815,819)	1,859,140	(17,211,757)
Net gain (loss) on investments	(256,981,513)	1,735,046	12,457,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($263,669,505)	$1,717,887	$13,513,920

See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For the six-month period ending September 30, 2006 (Unaudited)

	Growth Equity Portfolio	Balanced Portfolio	Intermediate Fixed Income Portfolio

INVESTMENT INCOME
Income
Dividends	$63,626	$471,695	$-
Interest	12,061	1,011,022	1,206,679
Total income	75,687	1,482,717	1,206,679

Expenses
Investment advisory fees (Note 3)	65,974	414,019	130,612
Distribution fees - Original Shares (Note 3)	21,991	119,795	26,122
Administration, fund accounting, transfer agent and custody fees (Note 3)	12,534	27,624	12,552
Reports to shareholders	474	2,219	299
Registration expense	10,827	18,548	12,537
Audit fees	6,199	5,649	6,701
Trustee fees	809	2,851	1,370
Legal fees	75	433	267
Miscellaneous expense	321	858	292
Total expenses	119,204	591,996	190,752
Less: fees waived and expenses absorbed (Note 3)	(14,525)	-	(47,079)
Plus expenses recouped	-	23,230	-
Net expenses	104,679	615,226	143,673
Net investment income (loss)	(28,992)	867,491	1,063,006

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	248,917	5,344,662	(335,085)
Net change in unrealized appreciation (depreciation) on investments	(393,700)	(3,435,021)	982,514
Net gain (loss) on investments	(144,783)	1,909,641	647,429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($173,775)	$2,777,132	$1,710,435

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Rainier Investment Management Mutual Funds

	Small/Mid Cap Equity Portfolio		Mid Cap Equity Portfolio
	Six months ending 9/30/06 unaudited	Fiscal year ending 3/31/06	Six months ending 9/30/06 unaudited	12/27/05 through 3/31/06
INCREASE IN NET ASSETS
Operations
Net investment loss	($6,687,992)	($5,359,064)	($17,159)	($1,009)
Net realized gain (loss) on investments	116,834,306	71,619,146	(124,094)	44,153
Net change in unrealized appreciation (depreciation) on investments	(373,815,819)	507,868,525	1,859,140	210,406
Increase (decrease) in net assets resulting from operations	(263,669,505)	574,128,607	1,717,887	253,550
Distributions to shareholders
From net investment income
Original Shares	-	-	-	-
Institutional Shares	-	-	-	-
From net realized gain on investments sold
Original Shares	-	(43,774,304)	-	-
Institutional Shares	-	(16,454,700)	-	-
Decrease in net assets from distributions	-	(60,229,004)	-	-
Capital share transactions
Proceeds from shares sold
Original Shares	635,326,950	1,472,425,175	20,884,390	435,000
Institutional Shares	407,173,380	498,406,263	38,814,800	3,158,285
Proceeds from shares reinvested
Original Shares	-	42,721,190	-	-
Institutional Shares	-	14,765,700	-	-
Cost of shares redeemed
Original Shares	(270,610,772)	(215,706,997)	(620,823)	-
Institutional Shares	(94,190,972)	(55,712,420)	(762,976)	-
Net increase from capital share transactions	677,698,586	1,756,898,911	58,315,391	3,593,285
Net increase in net assets	414,029,081	2,270,798,514	60,033,278	3,846,835

NET ASSETS
Beginning of period	3,162,482,103	891,683,589	3,846,835	-
End of period	$3,576,511,184	$3,162,482,103	$63,880,113	$3,846,835
Undistributed net investment loss	($6,775,568)	($87,576)	($17,159)	-
Original shares
Shares sold	17,375,304	44,357,383	649,051	14,433
Shares issued on reinvestment of distributions	-	-	-	-
Shares redeemed	(7,733,582)	(6,612,860)	(19,236)	-
Net increase in shares outstanding	9,641,722	39,026,287	629,815	14,433
Institutional shares
Shares sold	11,004,320	15,064,559	1,202,708	100,435
Shares issued on reinvestment of distributions	-	438,933	-	-
Shares redeemed	(2,653,779)	(1,702,258)	(23,661)	-
Net increase in shares outstanding	8,350,541	13,801,234	1,179,047	100,435

Rainier Investment Management Mutual Funds

	Core Equity Portfolio		Growth Equity Portfolio
	Six months ending 9/30/06 unaudited	Fiscal year ending 3/31/06	Six months ending 9/30/06 unaudited	Fiscal year ending 3/31/06
INCREASE IN NET ASSETS
Operations
Net investment income (loss)	$1,056,597	$1,819,961	($28,992)	($44,823)
Net realized gain on investments	29,669,080	35,864,391	248,917	1,308,298
Net change in unrealized appreciation (depreciation) on investments	(17,211,757)	50,661,541	(393,700)	767,658
Increase (decrease) in net assets resulting from operations	13,513,920	88,345,893	(173,775)	2,031,133
Distributions to shareholders
From net investment income
Original Shares	-	(1,731,924)	-	-
Institutional Shares	-	(1,212,072)	-	-
From net realized gain on investments sold
Original Shares	-	-	-	-
Institutional Shares	-	-	-	-
Decrease in net assets from distributions	-	(2,943,996)	-	-
Capital share transactions
Proceeds from shares sold
Original Shares	27,026,402	70,160,527	7,247,279	7,914,772
Institutional Shares	32,985,015	61,382,807	-	-
Proceeds from shares reinvested
Original Shares	-	1,666,929	-	-
Institutional Shares	-	889,209	-	-
Cost of shares redeemed
Original Shares	(34,464,127)	(76,400,853)	(484,250)	(1,968,471)
Institutional Shares	(9,759,116)	(54,836,718)0	-	-
Net increase from capital share transactions	15,788,174	2,861,901	6,763,029	5,946,301
Net increase in net assets	29,302,094	88,263,798	6,589,254	7,977,434

NET ASSETS
Beginning of period	611,405,654	523,141,856	14,937,686	6,960,252
End of period	$640,707,748	$611,405,654	$21,526,940	$14,937,686
Undistributed net investment income (loss)	$2,764,949	$1,708,352	($41,230)	($12,238)
Original shares
Shares sold	969,140	2,678,643	405,613	447,973
Shares issued on reinvestment of distributions	-	61,442	-	-
Shares redeemed	(1,244,647)	(2,959,182)	(26,319)	(109,584)
Net increase (decrease) in shares outstanding	(275,507)	(219,097)	379,294	338,389
Institutional shares
Shares sold	1,180,714	2,324,584	-	-
Shares issued on reinvestment of distributions	-	32,739	-	-
Shares redeemed	(352,732)	(2,106,770)	-	-
Net increase in shares outstanding	827,982	250,553	-	-

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets, continued

Rainier Investment Management Mutual Funds

	Balanced Portfolio		Intermediate Fixed Income Portfolio
	Six months ending 9/30/06 Unaudited	Fiscal year ending 3/31/06	Six months ending 9/30/06 Unaudited	Fiscal year ending 3/31/06
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$867,491	$1,577,587	$1,063,006	$2,038,861
Net realized gain (loss) on investments	5,344,662	6,245,339	(335,085)	(333,143)
Net change in unrealized appreciation (depreciation) on investments	(3,435,021)	5,458,165	982,514	(816,715)
Increase in net assets resulting from operations	2,777,132	13,281,091	1,710,435	889,003
Distributions to shareholders
From net investment income
Original Shares	(672,319)	(1,306,620)	(1,050,408)	(2,056,753)
Institutional Shares	(188,858)	(282,520)	-	-
From net realized gain on investments sold
Original Shares	-	(4,506,088)	-	-
Institutional Shares	-	(1,025,136)	-	-
Decrease in net assets from distributions	(861,177)	(7,120,364)	(1,050,408)	(2,056,753)
Capital share transactions
Proceeds from shares sold
Original Shares	3,604,628	18,952,712	4,571,396	15,928,900
Institutional Shares	910,350	14,078,842	-	-
Proceeds from shares reinvested
Original Shares	651,964	5,546,485	1,002,614	1,940,827
Institutional Shares	188,858	1,307,630	-	-
Cost of shares redeemed
Original Shares	(14,556,119)	(34,798,946)	(3,767,499)	(21,830,464)
Institutional Shares	(1,728,171)	(6,087,369)0	-	-
Net increase (decrease) fromcapital share transactions	(10,928,490)	(1,000,646)	1,806,511	(3,960,737)
Net increase (decrease) in net assets	(9,012,535)	5,160,081	2,466,538	(5,128,487)

NET ASSETS
Beginning of period	123,269,898	118,109,817	52,590,254	57,718,741
End of period	$114,257,363	$123,269,898	$55,056,792	$52,590,254
Undistributed net investment loss	($34,087)	($40,401)	($10,264)	($22,862)
Original shares
Shares sold	201,702	1,074,489	372,761	1,275,721
Shares issued on reinvestment of distributions	36,277	313,318	82,206	156,462
Shares redeemed	(811,693)	(1,973,886)	(309,688)	(1,753,077)
Net increase (decrease) in shares outstanding	(573,714)	(586,079)	145,279	(320,894)
Institutional shares
Shares sold	50,574	782,266	-	-
Shares issued on reinvestment of distributions	10,456	73,488	-	-
Shares redeemed	(96,176)	(339,616)	-	-
Net increase (decrease) in shares outstanding	(35,146)	516,138	-	-

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years and since inception for the Mid Cap Equity Portfolio and Institutional Shares. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Small/Mid Cap Equity Portfolio - Original Shares
	Six months
	ending		Fiscal year ending March 31,
	Sept. 30, 2006		2006	2005	2004	2003	2002
	Unaudited
Net asset value, beginning of period	$37.78		$29.02	$26.93	$17.17	$22.24	$20.75

Income from investment operations
Net investment loss	(0.07)		(0.12)*	(0.06)	(0.12)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(2.59)		9.87	3.20	9.88	(4.95)	2.61
Total from investment operations	(2.66)		9.75	3.14	9.76	(5.07)	2.51

Less distributions
From net investment income	-		-	-	-	-	-
From net realized gain	-		(0.99)	(1.05)	-	-	(1.02)
Total distributions	-		(0.99)	(1.05)	-	-	(1.02)
Net asset value, end of period	$35.12		$37.78	$29.02	$26.93	$17.17	$22.24
Total return	(7.04	%)†	34.04%	11.71%	56.84%	(22.80%)	12.32%

Ratios/supplemental data
Net assets, end of period (millions)	$2,498.3		$2,322.8	$651.8	$318.6	$146.3	$299.9

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.17	%‡	1.21%	1.25%	1.28%	1.32%	1.26%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.46	%)‡	(0.38%)	(0.40%)	(0.59%)	(0.55%)	(0.42%)
Portfolio turnover rate	47.64	%†	94.10%	114.78%	134.41%	140.57%	162.74%

†Not annualized.
*Computed using the average shares method.
‡Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Mid Cap Equity Portfolio - Original Shares
	Six months ending Sept. 30, 2006 Unaudited		Dec. 27, 2005+ through March 31, 2006

Net asset value, beginning of period	$33.47		$30.00
Income from investment operations
Net investment income (loss)	(0.02)		0.00
Net realized and unrealized gain (loss) on investments	(0.29)		3.47
Total from investment operations	(0.31)		3.47

Less distributions
From net investment income	-		-
From net realized gain	-		-
Total distributions	-		-
Net asset value, end of period	$33.16		$33.47
Total return	(0.93	%)†*	11.57	%†

Ratios/supplemental data
Net assets, end of period (millions)	$21.4		$0.48
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.35	%‡	5.37	%‡
After fees waived and expenses absorbed	1.35	%‡	1.35	%‡

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.32	%)‡	(0.38	%)‡
Portfolio turnover rate	47.21	%†	35.86	%†

+Inception date.
†Not annualized.
‡Annualized.
*Financial Statements including the financial highlights are prepared in conformity with accounting principles generally accepted in the United States of America. Certain adjustments have been made that have caused a change in net asset value for financial reporting purposes and therefore, the returns in these financial highlights do not match the returns in the table below the performance graph on page 7.

See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Core Equity Portfolio - Original Shares
	Six months ending		Fiscal year ending March 31,
	Sept. 30, 2006		2006	2005	2004	2003	2002
	Unaudited
Net asset value, beginning of period	$28.00		$23.99	$22.23	$16.76	$22.35	$22.54
Income from investment operations
Net investment income (loss)	0.05		0.07	0.12	0.02	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.55		4.06	1.66	5.46	(5.61)	0.05
Total from investment operations	0.60		4.13	1.78	5.48	(5.59)	0.04
Less distributions
From net investment income	-		(0.12)	(0.02)	(0.01)	-	-
From net realized gain	-		-	-	-	-	(0.23)
Total distributions	-		(0.12)	(0.02)	(0.01)	-	(0.23)
Net asset value, end of period	$28.60		$28.00	$23.99	$22.23	$16.76	$22.35
Total return	2.14	%†	17.23%	8.00%	32.70%	(25.01%)	0.22%
Ratios/supplemental data
Net assets, end of period (millions)	$414.5		$413.6	$359.7	$366.5	$329.2	$718.3
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.06	%‡	1.13%	1.14%	1.16%	1.15%	1.12%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	0.26	%‡	0.25%	0.48%	0.08%	0.08%	(0.03%)
Portfolio turnover rate	48.26	%†	71.30%	81.71%	82.83%	84.73%	79.92%

†Not annualized.
‡Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Growth Equity Portfolio
	Six months
	ending		Fiscal year ending March 31,
	Sept. 30, 2006		2006	2005	2004	2003	2002
	Unaudited
Net asset value, beginning of period	$19.07		$15.64	$14.83	$10.98	$14.41	$14.43

Income from investment operations
Net investment loss	(0.03)		(0.07)*	(0.06)	(0.09)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.52)		3.50	0.87	3.94	(3.36)	0.10
Total from investment operations	(0.55)		3.43	0.81	3.85	(3.43)	(0.02)
Less distributions
From net investment income	-		-	-	-	-	-
From net realized gain	-		-	-	-	-	-
Total distributions	-		-	-	-	-	-
Net asset value, end of period	$18.52		$19.07	$15.64	$14.83	$10.98	$14.41
Total return	(2.88	%)†	21.93%	5.46%	35.06%	(23.80%)	(0.14%)

Ratios/supplemental data
Net assets, end of period (millions)	$21.5		$14.9	$7.0	$5.8	$4.6	$6.4

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.36	%‡	1.72%	2.19%	2.25%	2.57%	2.14%
After fees waived and expenses absorbed	1.19	%‡	1.19%	1.19%	1.19%	1.19%	1.19%

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.33	%)‡	(0.42%)	(0.43%)	(0.62%)	(0.60%)	(0.72%)
Portfolio turnover rate	50.09	%†	95.56%	118.96%	117.97%	124.82%	161.95%

†Not annualized.
*Computed using the average shares method.
‡Annualized.

See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Balanced Portfolio - Original Shares
	Six months
	ending		Fiscal year ending March 31,
	Sept. 30, 2006		2006	2005	2004	2003	2002
	Unaudited
Net asset value, beginning of period	$17.94		$17.03	$16.54	$13.86	$15.83	$15.90

Income from investment operations
Net investment income	0.13		0.22	0.22	0.17	0.26	0.25
Net realized and unrealized gain (loss) on investments	0.31		1.66	0.49	2.69	(1.97)	0.02
Total from investment operations	0.44		1.88	0.71	2.86	(1.71)	0.27
Less distributions
From net investment income	(0.13)		(0.22)	(0.22)	(0.18)	(0.26)	(0.25)
From net realized gain	-		(0.75)	-	-	-	(0.09)
Total distributions	(0.13)		(0.97)	(0.22)	(0.18)	(0.26)	(0.34)
Net asset value, end of period	$18.25		$17.94	$17.03	$16.54	$13.86	$15.83
Total return	2.47	%†	11.19%	4.32%	20.75%	(10.80%)	1.69%

Ratios/supplemental data
Net assets, end of period (millions)	$91.6		$100.4	$105.2	$127.8	$104.3	$155.4

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.05	%‡	1.18%	1.21%	1.19%	1.21%	1.14%
After fees waived and expenses absorbed or recouped	1.09	%‡	1.19%	1.19%	1.19%	1.19%	1.19%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.42	%‡	1.22%	1.27%	1.19%	1.76%	1.56%
Portfolio turnover rate	38.42	%†	63.77%	68.55%	82.41%	73.62%	71.51%

†Not annualized.
‡Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Intermediate Fixed Income Portfolio
	Six months
	ending		Fiscal year ending March 31,
	Sept. 30, 2006		2006	2005	2004	2003	2002
	Unaudited
Net asset value, beginning of period	$12.18		$12.45	$13.10	$13.11	$12.41	$12.48

Income from investment operations
Net investment income	0.25		0.46	0.43	0.45	0.54	0.58
Net realized and unrealized gain (loss) on investments	0.16		(0.27)	(0.56)	0.21	0.79	(0.05)
Total from investment operations	0.41		0.19	(0.13)	0.66	1.33	0.53
Less distributions
From net investment income	(0.25)		(0.46)	(0.43)	(0.45)	(0.54)	(0.58)
From net realized gain	-		-	(0.09)	(0.22)	(0.09)	(0.02)
Total distributions	(0.25)		(0.46)	(0.52)	(0.67)	(0.63)	(0.60)
Net asset value, end of period	$12.34		$12.18	$12.45	$13.10	$13.11	$12.41
Total return	3.37	%†	1.56%	(1.02%)	5.10%	10.90%	4.29%

Ratios/supplemental data
Net assets, end of period (millions)	$55.1		$52.6	$57.7	$55.3	$41.5	$33.8

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.73	%‡	0.86%	0.87%	0.91%	0.83%	0.84%
After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	4.07	%‡	3.69%	3.35%	3.41%	4.20%	4.64%
Portfolio turnover rate	25.80	%†	43.45%	53.85%	55.34%	49.39%	26.27%

†Not annualized.
‡Annualized.

See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Small/Mid Cap Equity Portfolio - Institutional Shares
	Six months					May 2, 2002+
	ending		Fiscal year ending March 31,			through
	Sept. 30, 2006		2006	2005	2004	March 31, 2003
	Unaudited
Net asset value, beginning of period	$38.15		$29.23	$27.05	$17.20	$22.22

Income from investment operations
Net investment loss	(0.07)		(0.04)*	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.56)		9.95	3.25	9.88	(4.99)
Total from investment operations	(2.63)		9.91	3.23	9.85	(5.02)
Less distributions
From net investment income	-		-	-	-	-
From net realized gain	-		(0.99)	(1.05)	-	-
Total distributions	-		(0.99)	(1.05)	-	-
Net asset value, end of period	$35.52		$38.15	$29.23	$27.05	$17.20
Total return	(6.89	%)†	34.34%	11.99%	57.27%	(22.59	%)†

Ratios/supplemental data
Net assets, end of period (millions)	$1,078.2		$839.7	$239.9	$78.7	$45.2

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.92	%‡	0.96%	1.00%	1.03%	1.07	%‡
After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	n/a

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	(0.21	%)‡	(0.13%)	(0.13%)	(0.34%)	(0.32	%)‡
Portfolio turnover rate	47.64	%†	94.10%	114.78%	134.41%	140.57	%†

+Inception date.
*Computed using the average shares method.
†Not annualized.
‡Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Mid Cap Equity Portfolio - Institutional Shares
	Six months ending Sept. 30, 2006 Unaudited		Dec. 27, 2005+ through March 31, 2006
Net asset value, beginning of period	$33.49		$30.00

Income from investment operations
Net investment loss	(0.02)		0.00
Net realized and unrealized gain (loss) on investments	(0.24)		3.49
Total from investment operations	(0.26)		3.49
Less distributions
From net investment income	-		-
From net realized gain	-		-
Total distributions	-		-
Net asset value, end of period	$33.23		$33.49
Total return	(0.78	%)†*	11.63	%†

Ratios/supplemental data
Net assets, end of period (millions)	$42.5		$3.4

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.10	%‡	5.14	%‡
After fees waived and expenses absorbed	1.10	%‡	1.10	%‡

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.05	%)‡	(0.12	%)‡
Portfolio turnover rate	47.21	%†	35.86	%†

+Inception date.
†Not annualized.
‡Annualized.
*Financial Statements including the financial highlights are prepared in conformity with accounting principles generally accepted in the United States of America. Certain adjustments have been made that have caused a change in net asset value for financial reporting purposes and therefore, the returns in these financial highlights do not match the returns in the table below the performance graph on page 7.

See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Core Equity Portfolio - Institutional Shares
	Six months					May 2, 2002+
	ending		Fiscal year ending March 31,			through
	Sept. 30, 2006		2006	2005	2004	March 31, 2003
	Unaudited
Net asset value, beginning of period	$28.05		$24.04	$22.26	$16.80	$21.42

Income from investment operations
Net investment income	0.05		0.14	0.17	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.60		4.05	1.68	5.47	(4.67)
Total from investment operations	0.65		4.19	1.85	5.54	(4.62)
Less distributions
From net investment income	-		(0.18)	(0.07)	(0.08)	-
From net realized gain	-		-	-	-	-
Total distributions	-		(0.18)	(0.07)	(0.08)	-
Net asset value, end of period	$28.70		$28.05	$24.04	$22.26	$16.80
Total return	2.32	%†	17.47%	8.33%	32.99%	(21.57	%)†

Ratios/supplemental data
Net assets, end of period (millions)	$226.2		$197.8	$163.5	$136.1	$94.1

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.81	%‡	0.88%	0.89%	0.91%	0.90	%‡
After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	n/a

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	0.51	%‡	0.50%	0.74%	0.33%	0.38	%‡
Portfolio turnover rate	48.26	%†	71.30%	81.71%	82.83%	84.73	%†

+Inception date.
†Not annualized.
‡Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights, continued

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Balanced Portfolio - Institutional Shares
	Six months					May 2, 2002+
	ending		Fiscal year ending March 31,			through
	Sept. 30, 2006		2006	2005	2004	March 31, 2003
	Unaudited
Net asset value, beginning of period	$18.03		$17.11	$16.62	$13.93	$15.55

Income from investment operations
Net investment income	0.15		0.26	0.26	0.40	0.23
Net realized and unrealized gain (loss) on investments	0.31		1.68	0.49	2.51	(1.62)
Total from investment operations	0.46		1.94	0.75	2.91	(1.39)
Less distributions
From net investment income	(0.15)		(0.27)	(0.26)	(0.22)	(0.23)
From net realized gain	-		(0.75)	-	-	-
Total distributions	(0.15)		(1.02)	(0.26)	(0.22)	(0.23)
Net asset value, end of period	$18.34		$18.03	$17.11	$16.62	$13.93
Total return	2.58	%†	11.46%	4.57%	21.02%	(8.91	%)†

Ratios/supplemental data
Net assets, end of period (millions)	$22.6		$22.9	$12.9	$11.6	$7.4

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.80	%‡	0.93%	0.96%	0.94%	0.96	%‡
After fees waived and expenses absorbed or recouped	0.84	%‡	0.94%	0.94%	0.94%	0.94	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.67	%‡	1.50%	1.54%	1.44%	2.02	%‡
Portfolio turnover rate	38.42	%†	63.77%	68.55%	82.41%	73.62	%†

+Inception date.
†Not annualized.
‡Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Rainier Investment Management Mutual Funds
September 30, 2006 (Unaudited)

NOTE 1 - ORGANIZATION

Rainier Investment Management Mutual Funds (the “Trust”) was organized as a business trust in Dela-ware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six separate series of portfolios: Small/Mid Cap Equity Portfolio, Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a “Fund” and collectively the “Funds”).

Each Fund (except the Growth Equity Portfolio and Intermediate Fixed Income Portfolio) offers two classes of shares: Original Shares and Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 3. Income, expenses (other than expenses attributable to a spe-cific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares, with $0.01 par value.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A) Security Valuation. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Portfolio securities listed on the NAS-DAQ Stock Market, Inc. will be valued at NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities and short-term investments with 60 days or less remaining to maturity are valued on an amortized cost basis.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the six months ended September 30, 2006.

B) Security Transactions, Dividends and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Notes to Financial Statements, continued

D) Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Advisor”). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio	0.85%
Mid Cap Equity Portfolio	0.85%
Core Equity Portfolio	0.75%
Growth Equity Portfolio	0.75%
Balanced Portfolio	0.70%
Intermediate Fixed Income Portfolio	0.50%

Renewal of Investment Advisory Agreement

At a meeting of the Board of Trustees held on March 9, 2006, with all of the independent trustees present, the Board unanimously approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor with respect to each Fund.

In considering whether to approve the Advisory Agreement, the Board (including the independent trustees) considered as part of a rigorous and active discussion a substantial amount of information prepared by the Investment Advisor at the Board’s request. This information included detailed data on performance and expenses for other investment companies with similar investment objectives and sizes, which was derived from data compiled by an independent third party. The independent trustees received a memorandum discussing the legal standards applicable to their consideration of the proposed renewal. The independent trustees also discussed the proposed renewal in a private session at which no representatives of the Investment Advisor were present. In reaching their determinations relating to the renewal of the Advisory Agreement with respect to each Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, Extent and Quality of Services Provided by the Investment Advisor

The Board reviewed the past services provided by the Investment Advisor, and the independent trustees concurred that the Investment Advisor provides high-quality advisory services because of the level of research, analysis, investment discipline and other services, such as securities trading, provided to the Funds. Other aspects of the high level of service provided by the Advisor include the need to manage the Funds in a manner to meet their daily liquidity needs with the least disruption to the applicable investment objectives, strategies and policies, the need to manage other service providers, and the need to operate in compliance with a complex regulatory structure. The Board also viewed favorably the Investment Advisor’s promotion of additional personnel involved with investment advisory services provided to the Funds.

Investment Performance

The Board reviewed detailed performance information for each Fund for various periods, which it also monitors as part of its regular quarterly Board meetings. The Board also reviewed detailed comparisons of the performance of the Funds compared to relevant securities indexes and various peer groups of mutual funds prepared by Lipper, Inc. and Morningstar with respect to various periods. The Board (including the independent trustees) concluded that each Fund’s performance was acceptable over the relevant periods, particularly from a longer-term perspective, which the Board believes is most relevant.

Costs of Services Provided and Profitability to the Investment Advisor

At the request of the trustees, the Investment Advisor provided summary information concerning the profitability of the Investment Advisor’s investment advisory and investment company activities and its financial condition (such as working capital reserves and liquidity). The trustees conducted a probing inquiry of the Investment Advisor’s assumptions and methods of allocating certain costs, such as estimates of personnel costs, which constitute the Investment Advisor’s largest operating cost. The Investment Advisor stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Investment Advisor where each of the advisory products draws on, and benefits from, the research and other resources of the organization. The Board also accepts the Investment Advisor’s assertion that its profit margins from the Funds overall have declined since the late 1990s, except for a slight increase compared to last year, as a result of increased regulator and other costs involved with the mutual fund business. The Advisor also noted that its expenses are not expected to decrease with respect to the Small/Mid Cap Portfolio as a result of that Fund being closed to new investors. Another aspect of increased overall expenses that the Advisor presented to the independent trustees results from bringing in additional personnel and promoting existing personnel.

The Investment Advisor presented information showing that the advisory fees charged to the Funds are within the range of fees charged to its other institutional advisory clients for comparable investment strategies. As part of that comparison of services provided to institutional advisory clients and the Funds, the Investment Advisor provided a summary of the higher level of services that is needed for the Funds compared to comparably sized institutional clients.

The trustees recognized that the Investment Advisor should be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satis-fied that the Investment Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow, and whether those fee levels reflect these economies of scale for the benefit of Fund investors. The Board realizes that the advisory fees for the Funds do not have breakpoints, which would result in lower advisory fee rates as the Funds grow larger. But the independent trustees did not disagree with the Investment Advisor’s assertion that the advisory fees compare favorably to peer group fees and expenses for comparable mutual funds, in most cases ranging from slightly above the median fee rates to below the median fee rates. The Board also recognized the benefits to the Funds of the Investment Advisor’s past investment in the Funds’ operations (through some past subsidies of the Funds’ operating expenses when they were newer and smaller), and its commitment to maintain reasonable overall operating expenses for each Fund.

The independent trustees also considered the Investment Advisor’s description of the increased costs it is facing as a result of its growth in assets and accounts, particularly in 2005 and so far in 2006. Those increased costs relate to needed investments in enhanced infrastructure, technology and related consulting services. The Board recognized that those increased costs tend to offset any realized economies of scale.

Fall-Out Financial Benefits

The Board (including the independent trustees) considered other actual and potential financial benefits to the Investment Advisor in concluding that the contractual advisory fees are reasonable for the Funds. The Board also accepted the Investment Advisor’s representation that the Investment Advisor’s relationship with the Funds does not present a material subsidy, if any, to the Investment Advisor’s level of profitability compared to its other investment advisory business.

Conclusion

The Board and the independent trustees separately concluded that the renewal of the Advisory Agreement was in the best interest of the shareholders of each affected Fund.

B) Fee and Expense Waivers. Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio’s average annual net assets.

Notes to Financial Statements, continued

Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

Small/Mid Cap Equity	1.23%
Mid Cap Equity	1.10%
Core Equity	1.04%
Growth Equity	0.94%
Balanced	0.94%
Intermediate Fixed Income	0.45%

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

These percentages are based on the average daily net assets of the Funds, and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days’ written notice.

Expenses reimbursed by the Advisor may be recouped from the Funds and are subject to the Funds’ ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period will be limited to three years from the year of the reimbursement, and is subject to the Funds’ ability to effect such reimbursement and remain in compliance with applicable expense limitations.

At September 30, 2006, the amounts available for recoupment that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Mid Cap Equity	$24,660
Growth Equity	$191,696
Intermediate Fixed Income	$575,682

At September 30, 2006, the Advisor may recapture a portion of the following amounts no later than March 31 of the years stated as follows:

	Mid Cap Equity	Growth Equity	Intermediate Fixed Income
2007	-	$61,313	$179,620
2008	-	$58,971	$179,102
2009	$23,558	$56,887	$169,881
2010	$1,102	$14,525	$47,079

C) Distribution Plan. The Trust, on behalf of the Funds, has approved a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund’s Original Shares’ average daily net assets, except for the Intermediate Fixed Income Portfolio, which is 0.10% of the Fund’s average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Institutional Shares of the Small/Mid Cap Equity Portfolio, Mid Cap Equity Portfolio, Core Equity Portfolio and Balanced Portfolio do not pay any distribution fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Advisor. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC (“USBFS”).

D) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with USBFS. USBFS serves as the administrator, transfer agent, fund accountant and custodian under this Agreement. For its services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets
0.04% of next $1 billion of average daily net assets
0.03% of next $6 billion of average daily net assets
0.02% of average daily net assets over $10 billion.

The Funds will pay an annual minimum fee of $650,000, with an annual minimum of $25,000 per fund.

E) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Independent Trustees are compensated by the Trust at the total rate of $20,000 per year plus $2,500 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each Independent Trustee is $30,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Independent Trustees (the “Compensation Plan”). Independent Trustees can elect to receive payment in cash or defer payments provided for in the Compensation Plan. If an independent trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as independent trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

An officer of USBFS and the Trust serves as the Trust’s Chief Compliance Officer. USBFS receives an annual fee of $35,000 for the 12 months ended September 30, 2006 from the Trust for providing the Chief Compliance Officer.

NOTE 4 - INVESTMENT TRANSACTIONS

The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ended September 30, 2006, were as follows:

Fund	Purchases	Sales
Small/Mid Cap Equity	$2,285,528,154	$1,609,170,342
Mid Cap Equity	69,021,349	12,465,222
Core Equity	307,346,521	292,747,731
Growth Equity	14,969,372	8,774,819
Balanced	38,818,986	51,241,215
Intermediate Fixed Income	5,921,542	7,766,089

The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $6,302,073 and $7,729,321 and sold $4,868,806 and $5,429,311, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio, Mid Cap Equity Portfolio, Core Equity Portfolio and Growth Equity Portfolio.

NOTE 5 - INCOME TAXES

A Fund shall not distribute any realized gain distributions to the extent it has outstanding capital loss carryovers. Capital loss carryforwards available for federal income tax purposes as reported on March 31, 2006, were as follows:

Expiring in	Growth Equity	Intermediate Fixed Income
2010	$820,858	-
2011	2,365,935	-
2014	-	$53,459
Total	$3,186,793	$53,459
______________
As of September 30, 2006, the tax basis of the Fund’s investments were as follows:

	Small/Mid Cap Equity	Mid Cap Equity	Core Equity	Growth Equity	Balanced	Intermediate Fixed Income
Cost of investments for tax purposes	$3,339,046,439	$61,631,670	$524,494,558	$20,195,157	$98,752,706	$55,546,797
Gross tax unrealized appreciation	366,509,583	3,005,658	126,309,972	1,718,670	16,842,241	221,800
Gross tax unrealized depreciation	(125,750,236)	(936,112)	(10,791,326)	(416,483)	(1,677,925)	(703,025)
Net tax unrealized appreciation (depreciation) on investments	$240,759,347	$2,069,546	$115,518,646	$1,302,187	$15,164,316	($481,225)

Notes to Financial Statements, continued

NOTE 6 - TRUSTEES AND OFFICERS INFORMATION (Unaudited)

The following list is provided in this order: name, address, (year of birth), position(s) held with Trust, date elected†, principal occupation(s) during the past five years, number of Portfolios in Fund complex overseen by Trustee, and other directorships held by Trustee. The Statement of Additional Information contains additional information about Fund trustees and officers and is available without charge, upon request, by calling 1-800-248-6314.

INDEPENDENT TRUSTEES

James E. Diamond, Jr.
P.O. Box 548, Scappoose, OR 97056 (1946), Trustee, March 1994, President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials) 2003 to present. Chief Operating Officer of Homestead Capital (nonprofit housing projects) from 2000 to 2003, 6.

John W. Ferris
1619 Windermere Dr. E., Seattle, WA 98112 (1940), Trustee, March 1995, Consultant to international companies from 1998 to present, 6.

Gary L. Sundem
University of Washington Business School, Seattle, WA 98195 (1944), Trustee, March 1994, Professor of Accounting at University of Washington from 1971 to present, 6.

INTERESTED TRUSTEES AND OTHER OFFICERS

J. Glenn Haber*
601 Union St., Ste. 2801, Seattle, WA 98101 (1952), Trustee, Chief Executive Officer, Secretary and Treasurer, January 1994, Principal of the Advisor, 6.

John W. O’Halloran*
601 Union St., Ste. 2801, Seattle, WA 98101 (1960), President, June 2003, Officer of Columbia Management Co. (investment management) from 1983 to 2003, January 2005, Principal of the Advisor.

James R. Margard*
601 Union St., Ste. 2801, Seattle, WA 98101 (1952), Vice President, January 1994, Principal of the Advisor.

Michael E. Raney*
601 Union St., Ste. 2801, Seattle, WA 98101 (1948), Vice President, January 1994, Principal of the Advisor.

Mark H. Dawson*
601 Union St., Ste. 2801, Seattle, WA 98101 (1956), Vice President, June 2004, Principal of the Advisor.

Peter M. Musser*
601 Union St., Ste. 2801, Seattle, WA 98101 (1956), Vice President, June 2004, Principal of the Advisor.

Robert M. Slotky
2020 E. Financial Way, Suite 100, Glendora, CA 91741 (1947), Vice President and Chief Compliance Officer, September 2004, AML Compliance Officer, September 2006, Vice President U.S. Bancorp Fund Services, LLC since July 2001; formerly, Senior Vice President, Investment Company Administration, LLC from May 1997 to July 2001.

*	Denotes “interested person,” as that is defined by the 1940 Act.

†	Trustees and officers of the Fund serve until their resignation, removal or retirement.

DIRECTORY OF FUNDS’ SERVICE PROVIDERS

INVESTMENT ADVISOR

Rainier Investment Management, Inc.®
601 Union Street, Suite 2801
Seattle, WA 98101

DISTRIBTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
355 South Grand Avenue, Suite 2000
Los Angeles, CA 90071

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

GENERAL INFORMATION

Rainier Investment Management Mutual Funds
September 30, 2006 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ proxy voting policies and procedures and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Fund’s website at: www.rainierfunds.com/im_prospectapp.asp; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

INDEX DESCRIPTIONS

The Standard & Poor’s 500 Index®is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.

The Russell 1000®Index, the Russell Midcap®Index, the Russell 2500™Index and the Russell 2000®Index are unmanaged indices composed of the equities of companies ranging in value from approximately $2 to $368.5 billion, $2 to $14.8 billion, $218.4 million to $4.9 billion, and $218.4 million to $2 billion, respectively, as of June 30, 2006.

The Russell 1000®Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lehman U.S. Government/Credit Intermediate Bond Index (Lehman Intermediate Bond Index) is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Balanced Index consists of 60% Standard & Poor’s 500 Index, 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5% 91-Day U.S. Treasury Bill Index.

The indices are not available for investment and do not incur charges or expenses.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Disclosure Controls & Procedures Committee have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 23, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rainier Investment Management Mutual Funds

By (Signature and Title) /s/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date December 7, 2006

* Print the name and title of each signing officer under his or her signature.